N-2	Mar. 18, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001854919
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	9
Entity Registrant Name	DYNAMIC ALTERNATIVES FUND
Entity Address, Address Line One	5025 Arlington Centre Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43220
City Area Code	(614)
Local Phone Number	273-1000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.

Shares
Annual Expenses (as a percentage of net assets attributable to Shares)
Management Fee	1.00%
Other Expenses(1)	0.32%
Acquired Fund Fees and Expenses(2)	3.32%
Total Annual Expenses	4.64%

(1)	Other Expenses are based on actual fees and expenses incurred by the Fund during its fiscal year ended September 30, 2024. “Other Expenses” include, among other things, professional fees and other expenses that the Fund bears, including ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are the expenses indirectly incurred by the Fund as a result of the Fund’s investments in the Portfolio Funds, closed-end investment companies, ETFs and other investment companies during the Fund’s fiscal year ended September 30, 2024. AFFE are based on historic fees and expenses of the Portfolio Funds and the investment companies, which may (and which should be expected to) change substantially over time and, therefore, significantly affect the “Acquired Fund Fees and Expenses” line item. In addition, the Portfolio Funds and investment companies held by the Fund will change, which further impacts the calculation of AFFE. Most Portfolio Fund Managers charge incentive compensation based on a percentage of the appreciation of the applicable Portfolio Fund over a specific performance period. Such percentage typically ranges from 15% to 25% although it is possible that such range may be exceeded for certain Portfolio Fund Managers. AFFE in the future may be substantially higher or lower because the performance fees paid to some Portfolio Fund Managers may fluctuate over time. The amounts charged by the underlying Portfolio Funds and investment companies are not paid to the Adviser and represent the costs incurred indirectly by investing in the Portfolio Funds and investment companies. The “Total Annual Expenses” line item disclosed above differs significantly from the ratio of expenses to average net assets (i.e., the Fund’s expense ratio) that is included in the financial statements in the Fund’s annual report because (a) the Fund’s financial statements depict the Fund’s expenses; and (b) the Fund’s financial statements do not include AFFE.

Management Fees [Percent]	1.00%
Acquired Fund Fees and Expenses [Percent]	3.32%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.32%	[2]
Total Annual Expenses [Percent]	4.64%
Expense Example [Table Text Block]
Example	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$46	$140	$234	$472

Expense Example, Year 01	$ 46
Expense Example, Years 1 to 3	140
Expense Example, Years 1 to 5	234
Expense Example, Years 1 to 10	$ 472
Other Expenses, Note [Text Block]	Other Expenses are based on actual fees and expenses incurred by the Fund during its fiscal year ended September 30, 2024. “Other Expenses” include, among other things, professional fees and other expenses that the Fund bears, including ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses (“AFFE”) are the expenses indirectly incurred by the Fund as a result of the Fund’s investments in the Portfolio Funds, closed-end investment companies, ETFs and other investment companies during the Fund’s fiscal year ended September 30, 2024. AFFE are based on historic fees and expenses of the Portfolio Funds and the investment companies, which may (and which should be expected to) change substantially over time and, therefore, significantly affect the “Acquired Fund Fees and Expenses” line item. In addition, the Portfolio Funds and investment companies held by the Fund will change, which further impacts the calculation of AFFE. Most Portfolio Fund Managers charge incentive compensation based on a percentage of the appreciation of the applicable Portfolio Fund over a specific performance period. Such percentage typically ranges from 15% to 25% although it is possible that such range may be exceeded for certain Portfolio Fund Managers. AFFE in the future may be substantially higher or lower because the performance fees paid to some Portfolio Fund Managers may fluctuate over time. The amounts charged by the underlying Portfolio Funds and investment companies are not paid to the Adviser and represent the costs incurred indirectly by investing in the Portfolio Funds and investment companies. The “Total Annual Expenses” line item disclosed above differs significantly from the ratio of expenses to average net assets (i.e., the Fund’s expense ratio) that is included in the financial statements in the Fund’s annual report because (a) the Fund’s financial statements depict the Fund’s expenses; and (b) the Fund’s financial statements do not include AFFE.
Acquired Fund Incentive Allocation, Note [Text Block]	Most Portfolio Fund Managers charge incentive compensation based on a percentage of the appreciation of the applicable Portfolio Fund over a specific performance period. Such percentage typically ranges from 15% to 25% although it is possible that such range may be exceeded for certain Portfolio Fund Managers.
Incentive Allocation Minimum [Percent]	15.00%
Incentive Allocation Maximum [Percent]	25.00%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective. The Fund’s investment objective is to seek total return through a combination of capital appreciation and income generation. There can be no assurance that the Fund will achieve its investment objective, be able to structure its investments as anticipated, or that its returns will be positive over any period of time. The Fund is not intended as a complete investment program for investors.

The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act). The Fund’s fundamental policies, which are listed in the SAI, may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

Investment Strategies. The Fund seeks to achieve its investment objective by dynamically investing in a broad array of alternative asset classes primarily through Portfolio Funds, commonly referred to as hedge funds, private equity funds and private real estate investment funds, that are managed by Portfolio Fund Managers and employ a broad range of Portfolio Fund Strategies. The Fund also invests indirectly in Portfolio Funds through investments in closed-end investment companies and private funds of funds and in non-traditional asset classes, like precious metals (gold, silver, etc., as well as companies that profit from mining and selling such metals) and master limited partnerships, through investments in publicly traded ETFs. The Fund invests in mutual funds, ETFs and short-term investments, including money market funds, short-term treasuries and other liquid investment vehicles, for portfolio and liquidity management. The Fund may invest in real estate indirectly through both private real estate funds and Special Purpose Vehicles. Special Purpose Vehicle investments include debt and equity positions in real estate ventures, such as fully-leased or nearly fully-leased properties, as well as development projects involving undeveloped real estate and repositioning ventures for properties requiring rehabilitation, additional leasing progress, or repair. Additionally, the Fund maintains the flexibility to make various debt and equity investments in privately held companies indirectly through Special Purpose Vehicles.

The Fund invests principally with Portfolio Fund Managers pursuing a range of Portfolio Fund Strategies within the hedge fund, private equity fund and private real estate investment fund asset classes. Generally, Portfolio Fund Managers within the hedge fund asset class will primarily utilize the following Portfolio Fund Strategies: (i) equity hedge; (ii) event driven; (iii) credit; (iv) regional; (v) macro; (vi) relative value; (vii) multi-strategy; and (viii) fund of funds. Portfolio Fund Managers within the private equity fund asset class will primarily utilize the following strategies: (i) venture capital; (ii) growth capital; (iii) leveraged buyouts; and (iv) special situations. Portfolio Fund Managers within the private real estate investment fund asset class will primarily utilize the following strategies: (i) core; (ii) core plus; (iii) development/value add; (iv) special opportunity including distressed; (v) multi-strategy; and (vi) credit.

The Adviser seeks investments for the Fund that will generate positive expected returns by utilizing a combination of causal factors, such as interest rates and other factors that affect the movement of the financial markets, forward-looking indicators that predict the future movement of the financial markets, and current market activity. Projections are generated based upon the Adviser’s proprietary forecasts as well as key valuation measures that both compare an investment relative to similar investments and examine the intrinsic value of an investment on a standalone basis. Respected third-party research may serve as an input for the Adviser’s forecasting efforts in certain cases. Forecasts are based upon the best economic, fundamental, technical, and sentiment factors selected and transformed independently for the most robust results for each asset class (in this sense “transformed” means using a factor’s yearly percentage change, or 3-month-moving average, z-score, or similar mathematical calculation, rather than simply the factor’s value itself). It is not uncommon for the Adviser to use multiple sources of earnings, valuation measures, default rates, or returns for a single investable asset class. The selection of the factors is generally refreshed annually in addition to being supplemented more regularly as new and better factors and transformations are identified and tested. The projections are updated at least monthly (generally weekly) by the portfolio managers as new data is released and/or new research and analysis is created or updated. In the event of significant market movements, portfolio managers update their latest projections so that possible adjustments in the Fund’s investment portfolio can be evaluated in real time.

In addition to the top-down approach, the Adviser also conducts certain bottom-up research and analysis on Portfolio Fund Managers, funds, and covered investable opportunities. The bottom-up approach looks at the historical performance on an absolute basis, versus peers, versus various risk metrics, and during certain historical periods. The bottom-up analysis also examines characteristics including but not limited to ownership and incentive structures, investment and decision-making processes, succession plans, and operational risk.

Portfolio Fund Strategies – Hedge Funds

Equity Hedge. An equity hedge strategy (also known as long/short equity) typically involves buying and/or selling securities believed to be significantly under- or over-priced by the market in relation to their potential value. Portfolio Fund Managers employing an equity hedge strategy generally seek to buy securities in the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (called “going short”). Equity hedge managers may invest in one or more countries, including developed and emerging market countries and may specialize in one or more specific sectors. Portfolio Fund Managers may specialize in a geographic area, industry, or market capitalization. Many equity hedge Portfolio Fund Managers hedge portfolios through the use of short sales and/or the use of index options and futures and other derivative investments.

Portfolio Fund Managers employing an equity hedge strategy generally employ fundamental and/or quantitative analysis that evaluates the underlying determinants expected to affect the price of securities. The actual research process can be based on a bottom-up approach that first examines the factors affecting a single company or marketplace, or a top-down approach that first analyzes the macroeconomic trends affecting a market or industry. Portfolio Fund Managers make use of research, company visits, industry conferences, third- party consultants, and their own expert knowledge in making investment decisions. Fundamental changes at companies may drive changes in investor perception, which impacts the valuation of their securities. The Portfolio Fund Manager attempts to spot changes in fundamentals; identify where comparable companies are mispriced in relation to each other and buy the undervalued companies and sell short the overvalued ones; and capture the excess return as a perceived mispricing narrows, while attempting to minimize overall net market risk. Factors utilized within this type of analysis include both microeconomic and macroeconomic variables that can influence the price of a given security or set of securities. An equity hedge strategy can be affected in a variety of different manners, and the Adviser expects to invest with Portfolio Fund Managers that use a variety of techniques, including, but not limited to, hedged equity, long-only, long and/or short biased, market neutral and/or sector-specific strategies.

Event Driven. Event driven strategies seek to take advantage of information inefficiencies resulting from a particular corporate event. Portfolio Fund Managers will take positions in companies that are expected to become the subject of takeovers, liquidations, bankruptcies, tender offers, buybacks, spin-offs, exchange offers, mergers or other types of corporate reorganizations in the hope of profiting on results from the specific event. The goal of an event driven investment strategy is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of an extraordinary event. The prices of securities of the companies involved in these events are typically influenced by the dynamics of the particular event or situation. For example, the result and timing of factors such as legal decisions and deal negotiations are a key element in the success of any event driven discipline. The relevant Portfolio Fund Manager may take an active role in determining the event’s outcome. Typically, event driven Portfolio Fund Managers rely on fundamental research that extends beyond the evaluation of the issues affecting a single company to include an assessment of the legal and structural issues surrounding the extraordinary event or transaction. The Fund may be invested in Portfolio Funds with Portfolio Fund Managers focusing on a variety of event driven strategies in diverse geographic regions thereby effectively allocating capital between merger arbitrage, distressed securities, restructurings and other areas of focus for event driven strategies.

Portfolio Fund Managers employing an event driven approach may employ a broad range of investment strategies and techniques to attempt to take advantage of specific events (for example, by using a long/short strategy driven by events). These Portfolio Fund Managers may utilize techniques involving, among other things, both discretionary and systematic analysis, combinations of top-down and bottom-up theses, quantitative and fundamental approaches, and long- and short-term holding periods, and this type of investment may involve almost any type of security, derivative, claim or instrument, including investments in equities, fixed-income securities, currencies, commodities and other financial instruments. Portfolio Fund Managers in this category may also employ a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed-income, currency, commodity and other financial instrument markets.

Credit. Portfolio Fund Managers that employ credit strategies generally invest in a variety of fixed-income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities. This strategy also includes opportunistic trading and investing in securities of distressed companies and high-yield securities (also known as “junk bonds”). The Fund may be invested in Portfolio Funds with Portfolio Fund Managers utilizing various credit strategies that involve being long and short different financial instruments, and the credits involved will range from high grade to high-yield and distressed debt.

Portfolio Fund Managers investing in the credit sector often pursue distressed or high-yield strategies that involve the purchase of securities (including bonds, bank debt and trade claims) that are currently out-of-favor, have low credit ratings or are affected by other adverse factors. In many cases, the securities are issued by a company that has declared bankruptcy, is about to declare itself bankrupt, or has recently emerged through reorganization from a bankruptcy proceeding.

Portfolio Fund Managers analyze these situations in order to choose those that are believed to have attractive risk/reward characteristics. This may be due to an anticipation of an upgrade in the debt instrument’s ratings, expectation that a reorganization will provide greater value, or other business factors that a Portfolio Fund Manager believes the marketplace has not yet reflected.

Often, a Portfolio Fund Manager following this strategy will purchase securities, bank debt or trade claims of companies involved in reorganizing their affairs through the bankruptcy process. Portfolio Fund Managers normally follow the proceedings closely, analyzing the various types of securities, particularly those represented by the companies’ liabilities. Portfolio Fund Managers following this strategy will seek out those investment opportunities with a higher likelihood of being satisfied through the restructuring with consideration higher than the current market level for such securities, or those that will receive valuable new securities worth more than the current market price, in exchange for the existing creditor claim.

Portfolio Fund Managers in the credit sector may also employ relative value strategies that generally seek to profit from the relative mispricing of related financial instruments. These strategies may apply qualitative or quantitative analysis and typically are not dependent on the general direction of broad market movements.

Regional. Portfolio Fund Managers employing regional strategies may invest across a range of asset classes including debt, equity and currencies, in both emerging markets and developed countries. Emerging markets are generally located in countries that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low- or middle-income economy. These Portfolio Fund Managers may use a broad array of hedging techniques with the intention of reducing volatility and enhancing returns. These hedging techniques may include, among others, currency hedges executed through forward or swap contracts. The Fund may be invested in Portfolio Funds with Portfolio Fund Managers specializing in one sector, region or country or that invest across multiple sectors, regions or countries. Portfolio Fund Managers investing in regional strategies utilize a variety of investment strategies when making investments within those countries.

Macro. Macro strategies aim to identify and exploit imbalances in global economies and asset classes. Though encompassing many approaches and styles, macro strategies are linked by the utilization of macroeconomic and technical market factors, rather than “bottom-up” individual security analysis, as the primary basis for management. Portfolio Funds using these strategies generally may invest in all major markets– equities, bonds, currencies and commodities–though not always at the same time, and will typically include long and short positions, leverage and the use of derivatives. Portfolio Fund Managers employing a macro approach typically attempt to identify the most attractive markets in which to invest in light of the market factors they consider. Some of these Portfolio Fund Managers will base their investments on their fundamental determinations of market conditions and market evolutions (the discretionary approach), while others will use quantitative or pre-defined rules to do so (the systematic approach). Some Portfolio Fund Managers may use a combination of approaches. Portfolio Fund Managers employing a macro approach typically trade in very liquid, deep markets which may allow for the reduction in portfolio risk or other adjustments in positioning over a relatively short period of time.

Relative Value. Portfolio Fund Managers employing relative value strategies initiate and maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types. Fixed income strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the investment manager. Relative value positions may be involved in corporate transactions also, but as opposed to event driven exposures, the investment thesis is predicated on realization of a pricing discrepancy between related securities, rather than the outcome of the corporate transaction.

Multi-Strategy. Multi-strategy Portfolio Fund Managers may invest across multiple strategies, including equity hedge, event driven, macro, credit, regional, relative value, and other strategies that are not specifically enumerated in this Prospectus. Portfolio Fund Managers in this category may use a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity, and other financial instrument markets. Strategies used by these Portfolio Fund Managers may take a variety of forms, including systematic approaches relying exclusively on quantitative measures or pre-defined rules and approaches where the Portfolio Fund Manager makes decisions based primarily on its discretionary analysis. These strategies may be effectuated through investment in various types of securities, derivatives, and financial instruments.

Portfolio Fund Strategies – Private Equity Funds

Venture Capital. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology and healthcare related industries, but the Fund may invest in Portfolio Funds with Portfolio Fund Managers focusing on any industry, subject to the Fund’s fundamental investment policies relating to industry concentration set forth in the SAI. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually categorized as seed, early and late stage) in partnership with other investors. The Fund may invest in any category of venture capital fund.

Portfolio Funds will typically hold equity, debt or convertible debt securities issued by their portfolio companies. Portfolio Funds will not typically utilize leverage to make investments in portfolio companies, however, they may loan funds to their portfolio companies or guarantee all or a portion of their portfolio companies’ debt financing. In order to maximize returns from investments in portfolio companies, Portfolio Fund Managers will also typically take an active role in the management of portfolio companies and may nominate employees of the Portfolio Fund Manager or third-party individuals to the board of directors of portfolio companies.

Venture capital returns are usually realized in connection with significant portfolio company liquidity events (e.g., public offerings, debt refinancing or private buyouts). Portfolio Fund Managers will have little or no control over the timing of such events and may have varying degrees of control with respect to the terms of such liquidity events.

Growth Capital. Growth capital investments may involve investments in debt or equity and may represent minority investments in established companies with strong growth characteristics. Portfolio Fund Managers employing a growth capital investment strategy typically seek to identify companies that are profitable businesses that need capital for organic (i.e., internally generated and non-acquisitive) and acquisition growth strategies and shareholder liquidity.

Portfolio Fund Managers employing a growth capital strategy typically seek to invest in profitable companies that the Portfolio Fund Manager believes could achieve greater growth and profitability with an infusion of capital or whose investors need additional liquidity. Growth capital Portfolio Funds typically hold equity securities issued by their portfolio companies but may hold debt or other types of securities and typically do not utilize much, if any, leverage. Portfolio Funds may purchase equity securities directly from the issuers in private placements or from the companies’ employees or early investors in secondary market transactions. In the latter case, companies do not actually receive an inflow of additional capital.

Unlike venture capital investors, who may or may not own a controlling interest in their portfolio companies, growth capital investors typically acquire only minority investments in companies and therefore have little or no formal management responsibilities with respect to portfolio companies. On the other hand, growth capital investments involve profitable, established portfolio companies so these types of investments are typically more liquid and considered less risky than venture capital investments.

Leveraged Buyouts. Buyout funds generally seek to acquire private and public companies, as well as divisions of larger companies, and reposition them for sale by unlocking value and enhancing opportunities through financial, managerial, and/or operational improvements. Portfolio Fund Managers employing a buyout strategy may focus on companies of any size capitalization, though typically portfolio companies are large, mature enterprises. Buyout investments collectively represent a substantial majority of the capital deployed in the overall private equity market.

Leveraged buyout Portfolio Funds typically utilize a mix of equity and debt financing when acquiring portfolio companies and may utilize substantial amounts of leverage (50–70% of the purchase price), particularly in large capitalization transactions. After a leveraged buyout, Portfolio Funds will typically own all or a substantial majority of the acquired company. As a result, Portfolio Fund Managers will typically have an extensive role in managing their portfolio companies, and employees of Portfolio Fund Managers may also serve as officers and directors of portfolio companies.

Special Situations. A broad range of investments including private debt instruments, infrastructure investments and distressed debt/turnarounds may be classified as special situations. Portfolio Funds’ special situations investments may be in real estate assets, equity securities or senior and subordinated direct debt investments, such as mezzanine direct investments, which are typically comprised of subordinated debt or preferred stock, possibly in combination with warrants on the company’s common stock. Portfolio Fund Managers employing this strategy typically seek to identify value drivers and cash flow characteristics that are frequently distinct from those of other private equity investments, and the Fund views its special situations Portfolio Funds as complementing its investments in venture capital, growth capital and buyout Portfolio Funds.

Portfolio Fund Managers of special situations Portfolio Funds investing primarily in debt securities may employ private credit strategies focused on investments in private credit-oriented or other cash flow producing investments, such as corporate loans and credit facilities, equipment leasing transactions, real estate backed loans, corporate and consumer receivables, and other specialty finance opportunities or income-producing assets. Special situations Portfolio Funds that invest primarily in debt securities do not realize the outsized returns that other types of private equity strategies primarily focusing on equity investments may generate. Their returns are also more dependent on portfolio companies’ cash flow to generate such returns than they are on realizing a particular liquidity event like venture capital, growth capital and buyout Portfolio Funds. On the other hand, debt securities are typically “senior” to equity securities in a company’s capital structure and may generally be viewed as safer than equity securities. Other types of special situations investments, such as real estate assets, may be more or less risky than debt or equity investments and may have unique liquidity profiles.

Because of the lower target returns associated with special situations investments, Portfolio Fund Managers employing a special situations investment strategy are primarily concerned with managing downside risk when evaluating prospective investments. As such, these strategies require highly skilled and specialized portfolio management teams in order to be successful.

Portfolio Fund Strategies – Private Real Estate Funds and Special Purpose Vehicles

Core Real Estate. Core real estate investments typically entail acquiring real estate assets that generate stable income with little or no additional investment in improvements to the core property asset itself. Portfolio Fund Managers employing a core strategy typically seek to identify high-quality assets with stable values that require little direct involvement by the asset owner and generate consistent cash flow. The majority of a core real estate Portfolio Fund’s expected return is typically generated through cash flow from the operation of the asset instead of capital appreciation.

Core Plus Real Estate. Core plus real estate investments are similar to core real estate investments, except that Portfolio Fund Managers employing a core plus strategy typically seek to identify assets whose cash flows can be increased through light property improvements, management efficiencies or by increasing the quality of lessees. Cash flows may also be less consistent than a core real estate investment and core plus properties may require more direct involvement by the Portfolio Fund Manager.

Value Add Real Estate. Value add real estate investments are more speculative in nature than core and core plus investment strategies. These assets may have little or no cash flow but have the potential to produce high returns once the property is properly managed and/or improved. Portfolio Fund Managers employing a value add investment strategy may acquire assets that have high levels of deferred maintenance, occupancy issues, managerial issues or a combination of these and other issues. Portfolio Fund Managers typically institute corrective action and make investments in order to realize the asset’s cash flow potential and are highly involved in the day-to-day operation.

Special Opportunity. Opportunistic real estate investments typically present the greatest risk and little or no expected income return, but with the perceived inherent property values that present the potential for a return higher than with core property or value added investing. Opportunistic investing focuses on properties that need significant rehabilitation to realize their potential. These properties may be highly distressed properties, new development projects, or may have significant vacancies at the time of acquisition. In many cases, opportunistic investments are generating little to no current cash flow and include varying degrees of leverage. Much of the return on these investments will be generated on the back end, in the form of future rental income or the sale or refinancing of the asset.

Credit. Credit investments refer to the various forms of financing that are used to develop, construct, and maintain real estate assets. Portfolio Fund Managers of private real estate funds may employ structured credit strategies focused on investments in asset-backed securities, including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”), and other asset-backed securities. While the upside of these investments may be capped, they are generally considered lower risk than equity investment strategies and can provide yield-oriented returns.

Multi-Strategy. Portfolio Funds that employ a multi-strategy approach attempt to diversify the risk-reward profiles and the underlying types of real estate in which they invest, with the strategies noted above.

Potential for Investment in Other Portfolio Fund Strategies. The Adviser may seek to identify and exploit new strategies and sub-strategies that it believes may generate attractive long-term risk-adjusted returns, and may invest in Portfolio Funds utilizing any number of Portfolio Fund Strategies, including, but not limited to, currency, high-frequency trading, quantitative, commodities, real estate and real estate-related assets. The foregoing list of Portfolio Fund Strategies is not intended to be exhaustive and it is anticipated that the different types of strategies employed by Portfolio Fund Managers will evolve over time. The Adviser will implement and incorporate new Portfolio Fund Strategies and sub-strategies in a manner it deems advisable from time to time.

Investments in Other Investment Companies. The Fund also invests indirectly in Portfolio Funds through investments in closed-end investment companies and private funds of funds and in non-traditional asset classes, like precious metals (gold, silver, etc., as well as companies that profit from mining and selling such metals) and master limited partnerships, through investments in publicly traded ETFs.

Management of Liquid Assets. The Fund invests in mutual funds, ETFs and short-term investments, including money market funds, short-term treasuries and other liquid investment vehicles, for portfolio and liquidity management. See “Investment Policies—Portfolio and Liquidity Management.”

OVERVIEW OF THE INVESTMENT PROCESS

Portfolio Fund Manager Selection and Review. The Adviser’s process is best described as a continuous search for relative value among global asset classes. The Adviser’s allocation process focuses on dynamically managing asset classes because industry and academic studies have found that asset allocation is the primary determinant of investment return and portfolio volatility.

Asset classes are viewed as opportunities and not mandatory weightings that must always be owned. Assets become more or less attractive as investments as new economic conditions emerge, and valuations change. Therefore, the Fund will seek to own the most attractive investment opportunities, and avoid the less promising, at any given point. In other words, the Adviser seeks to align the Fund’s investment portfolio with the fundamentals and the Adviser’s research-based outlook.

Once the asset class is selected, the Adviser identifies potential Portfolio Fund Managers and investment opportunities through a variety of sources, including but not limited to third-party databases, personal referrals, media and conference mentions and appearances, published research, and incoming solicitations. The selection process is driven by both quantitative and qualitative analysis. For each prospective allocation to a new investment and/or Portfolio Fund Manager, the Adviser will first conduct an evaluation of the sponsor or Portfolio Fund Manager and its strategy, team, and approach through analysis of, among other criteria, the following:

●	Expenses;

●	Risk-adjusted returns through time, using the following measures:

○	Information Ratio (i.e., a risk-adjusted metric used to measure the returns of an investment relative to a benchmark),

○	Sharpe Ratio (i.e., a risk-adjusted metric used to measure the returns of an investment relative to the amount of risk taken), and

○	Sortino Ratio (i.e., a risk-adjusted metric used to determine the additional return for each unit of downside risk);

●	Standard deviation through time;

●	Upside/downside market capture;

●	Trailing performance for different time frames;

●	Annualized returns in different market cycles;

●	Category rank through time (if applicable);

●	Valuation metrics such as price/earnings, price/book value, price/cash flow and price/sales;

●	Leverage ratios;

●	Turnover ratios;

●	Duration;

●	Portfolio concentration;

●	Credit quality;

●	Tenure of portfolio management team;

●	Prior investing experience of principal team;

●	Team ownership and investment in the Portfolio Fund;

●	Incentive structures;

●	Tail risks (i.e., the possibility of great loss due to a rare event); and

●	Current investor base (if available).

Telephone or on-site interviews are conducted to answer outstanding questions and gain a deep understanding of the investment management process, relevant teams, and approach. Once complete, the Adviser makes a decision about inclusion in the Fund’s investment portfolio. The Adviser may also: (i) conduct background checks; (ii) analyze whether the sponsor or Portfolio Fund Manager has the personnel, research and technology resources to effectively implement its investment strategy; and (iii) conduct additional due diligence through personal interviews, reference checks, questionnaires and other methods as the Adviser deems appropriate.

The Adviser will monitor and manage the Fund’s portfolio on an ongoing basis. This monitoring includes the ongoing reassessment of Portfolio Fund Strategies and ongoing attractiveness of those Portfolio Fund Strategies, including with respect to certain factors that may impact performance (entrance of competitors being an example of one factor). The Adviser will perform periodic quantitative monitoring (that may include monitoring returns, exposures and correlations) and qualitative monitoring (that may include face-to-face meetings, holdings analyses, reviews of organizational changes, and strategy consistency) using information available to it. Successful implementation of these and other risk management techniques are intended to enable the Adviser to identify potential deficiencies in the investment strategies and internal controls and may lead to a reduction in the capital allocated to, or the termination of its investment, where possible.

The Adviser believes there are a number of potential reasons for reducing capital allocated to a Portfolio Fund Manager or direct investment. Some of these reasons may include deficiencies in the investment strategy or internal controls of a sponsor or Portfolio Fund Manager, identification of a better alternative, style drift, change in key personnel, change in investment strategy, significant change in the amount of assets under management, or a decline in performance. The Adviser rebalances the Fund’s portfolio and terminates Portfolio Fund Managers at its own discretion. Because the Adviser regularly reviews new investment opportunities, capital withdrawn from the management of one direct investment or Portfolio Fund Manager is generally reallocated to another. The Adviser’s ability to withdraw money from specific allocations to rebalance the portfolio, however, may be limited by the terms of Portfolio Funds or direct investments in which the Fund invests (e.g., limited withdrawal rights, and gates and suspension rights imposed by the Portfolio Fund Manager).

The Adviser anticipates that the number and identity of Portfolio Funds and other investments will vary over time, at the Adviser’s discretion, as a result of allocations and reallocations among new and existing opportunities and the performance of each asset relative to the performance of other Fund assets. In addition, to avoid potential adverse regulatory consequences, the Fund may need to hold its interest in a Portfolio Fund in non-voting form or limit its voting rights to 5%. Such a limitation on voting rights is intended to prevent an underlying Portfolio Fund from becoming an “affiliated person” of the Fund for purposes of the 1940 Act. If the Fund becomes an affiliated person of a Portfolio Fund through ownership of its voting securities or otherwise, the 1940 Act may limit the ability of the Fund to transact with the Portfolio Fund. For more information regarding the potential adverse consequences to the Fund due to the waiver of voting rights, see “Risks Related to Portfolio Funds Generally — Investments in Non-Voting Stock.”

Strategic Asset Allocation. The Adviser generally expects to allocate the Fund’s assets among a variety of Portfolio Funds, direct investments, risk hedging instruments, closed-end funds and ETFs, seeking to gain broad-based exposure.

The Adviser does not follow a rigid investment or allocation policy and the Fund’s assets may be deployed among the Fund’s investment strategies and in weightings the Adviser deems appropriate based upon the Adviser’s risk-adjusted forward return forecast for each asset class.

No guarantee or representation is made that the investment program of the Fund or any Portfolio Fund, closed-end fund or ETF will be successful, that the various Fund investments selected will produce positive returns, or that the Fund will achieve its investment objective.

INVESTMENT POLICIES

Short-Term Investments. The Fund may utilize short-term investments for cash management purposes. Short-term investments are short-term debt obligations and other similar securities and may include: (i) securities issued or guaranteed as to interest and principal by the U.S. Government or one of its agencies or instrumentalities; (ii) debt obligations of U.S. banks, savings associations, insurance companies and mortgage bankers; (iii) commercial paper and other short-term obligations of corporations, partnerships, trusts and similar entities; (iv) repurchase agreements; and (v) other investment companies that invest principally in money market instruments. The Fund may also hold cash and cash equivalents and may invest in the money market securities mentioned above without limitation. To the extent the Fund makes these short-term investments, the allocation of the Fund’s assets to the Portfolio Funds will be reduced.

Portfolio and Liquidity Management. The Adviser intends to hold an amount of liquid assets in the Fund’s portfolio consistent with prudent liquidity management and compliance with applicable law. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future distributions from investments. The Adviser also takes other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Shares by Shareholders and any distributions made to Shareholders. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Shares by Shareholders, the Adviser may sell certain of the Fund’s assets. There can be no assurance that the objectives of the Fund with respect to liquidity management will be achieved.

Temporary and Defensive Strategies. The Fund may invest temporarily in high-quality fixed-income securities, money market instruments and money market funds or may hold cash or other cash equivalents pending the investment of its assets in Portfolio Funds or to maintain the liquidity necessary to effect repurchases of shares or for other purposes, including the establishment of a defensive position. The Fund’s investment objective may not be achieved in the event that the Fund invests a substantial portion of its assets in defensive investments for extended periods of time.

Borrowing by the Fund. The Fund is authorized to borrow money for investment purposes and for cash management purposes, including meeting repurchase requests and satisfying distribution requirements. Currently, it is not anticipated that borrowings for investment purposes (other than on a short-term basis) by the Fund would be a principal investment strategy of the Fund. The Fund, however, reserves the right to borrow for investment purposes in the future when deemed appropriate by the Adviser.

To the extent permitted by law, the Fund may borrow on a short-term basis to meet repurchase requests, to satisfy distribution requirements, or to make investments in Portfolio Funds pending the receipt by the Fund of monies from anticipated distributions by Portfolio Funds, purchases of Fund Shares and/or any withdrawal of Fund assets from a Portfolio Fund. The Fund’s ability to borrow money is subject to various restrictions imposed by the 1940 Act. These limits do not apply to the Portfolio Funds (except for Portfolio Funds that are registered under the 1940 Act, if any), and therefore the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs in certain Portfolio Funds.

Risk Factors [Table Text Block]

GENERAL RISKS

The following are principal risk factors that relate to the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and are capable of assuming the risks of an investment in the Fund. Investors should be able to withstand the loss of their entire investment.

Unlisted Closed-End Fund; Liquidity Limited to Repurchases of Shares. The Fund has been organized as a non-diversified closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. The Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund intends to offer a limited degree of liquidity by conducting repurchase offers on a quarterly basis, or at such other times as the Board determines, in its sole discretion, a Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. Moreover, there is no assurance that the Fund will, in fact, conduct repurchase offers, whether quarterly or otherwise. If a repurchase offer is made, there is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, Shares generally are not transferable, and liquidity will be provided only through repurchase offers, if any, by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

In the event the Fund conducts a repurchase offer, there will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “Repurchase Offers.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.

Unspecified Investments; Dependence on the Adviser. The Adviser has complete discretion to select Fund investments as opportunities arise. The Fund and its Shareholders rely upon the ability of the Adviser to identify and source Fund investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of Fund investments. The Adviser has the authority and responsibility for asset allocation, the selection of Fund investments and all other investment decisions for the Fund. The Fund is subject to the risk that the Adviser will place too much emphasis on past performance when selecting Fund investments, including Portfolio Funds. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund or Fund investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives.

Additionally, to the extent the Fund invests in Portfolio Funds, the Fund will be exposed to these risks with respect to the Portfolio Fund Managers of such Portfolio Funds. The Fund’s performance depends on the adherence by such Portfolio Fund Managers to their selected strategies, the instruments used by such Portfolio Fund Managers, the Adviser’s ability to select Portfolio Fund Managers and strategies and effectively allocate the Fund’s assets among them. The Portfolio Fund Managers’ investment strategies or choice of specific securities may be unsuccessful and may cause the Portfolio Fund, and in turn the Fund, to incur losses.

Strategy Risk and Risk of Total Loss. The Adviser’s methodology for selecting Portfolio Fund Managers, developing a portfolio of multiple Portfolio Funds, and allocating the Fund’s assets among them, may prove unsuccessful in generating profits or avoiding losses.

Concentration of Investments. Except to the extent required by applicable law, there are no limitations imposed as to the amount of Fund assets that may be invested in (i) any one geography; (ii) any one investment; (iii) any Portfolio Fund managed by a particular Portfolio Fund Manager or its affiliates; or (iv) any issuer. Additionally, a Portfolio Fund may concentrate its assets in any single industry. The Fund itself, however, may not concentrate its assets in any single industry and the Fund therefore will consider the investments of the underlying Portfolio Funds when determining its own compliance with its concentration policies. Accordingly, the Fund’s investment portfolio may at times be significantly focused, both as to Portfolio Fund Managers, geographies and issuers, but not as to any single industry, which could offer a greater potential for capital appreciation as well as increased risk of loss and may also be expected to increase the volatility of the Fund’s investment portfolio. Notwithstanding the foregoing, the Fund is subject to the asset diversification requirements applicable to RICs. See “Certain Tax Considerations.”

Liquidity and Valuation Risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in Portfolio Funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some Portfolio Funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be sold or disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Valuation of Portfolio Funds Uncertain. Under the 1940 Act, the Fund is required to carry Fund investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the Portfolio Funds in which the Fund invests. Rather, many of the Portfolio Funds may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund will value these securities at fair value as determined in good faith by the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities monthly at fair value determined in good faith by the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), in accordance with the valuation procedures that have been approved by the Board. Because such valuations are inherently uncertain and may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s NAV on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Portfolio Funds. Under limited circumstances (such as to resolve a pricing issue regarding a Portfolio Fund), the Fund may retain a valuation assurance service provider to provide the Fund reasonable assurance on the correctness of the processes and procedures leading to the fair value determinations by the Adviser. See “Calculation of Net Asset Value; Valuation.”

Valuation of the Fund’s Interests in Portfolio Funds and Special Purpose Vehicles. The valuation of the Fund’s investments in Portfolio Funds, including Special Purpose Vehicles, are ordinarily determined based upon valuations provided by the sponsors or Portfolio Fund Managers of such investments or Portfolio Funds or their administrators, whose valuations are generally not audited. A majority of the securities will not have a readily ascertainable market price and will be valued by the sponsors or Portfolio Fund Managers. In this regard, a sponsor or Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect compensation or the ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any sponsor or Portfolio Fund, the accuracy of the valuations provided, that the sponsor or Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the valuation policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser has established a committee (the “Valuation Committee”) to fulfill its obligations as Valuation Designee pursuant to Rule 2a-5, and this committee will operate pursuant to procedures adopted by the Board as part of the Fund’s compliance program. Certain members of the Adviser who are members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments, including the Portfolio Funds and Special Purpose Vehicles, may affect the Adviser’s compensation. Moreover, neither the Valuation Committee nor the Adviser will generally have sufficient information to be able to confirm or review the accuracy of valuations provided by Portfolio sponsors or Fund Managers.

A sponsor or Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such an investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, investmentvaluations of such interests could remain subject to such fraud or error and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by sponsors and Portfolio Fund Managers could have a material adverse effect on the Fund if the sponsor’s, Portfolio Fund Manager’s, or the Adviser’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Valuations of Portfolio Funds; Valuations Subject to Adjustment. The valuations reported, based upon which the Fund determines its NAV and the NAV per Share, may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of an investment, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations or revisions to the NAV of a Portfolio Fund adversely affect the Fund’s NAV, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Failure to Qualify as a RIC or Satisfy Distribution Requirement. To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “Certain Tax Considerations.”

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

●	The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer; and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty Meeting RIC Distribution Requirement. For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, the Fund may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury Regulations promulgated thereunder (the “Treasury Regulations”) as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances this could require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.

The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit the Fund’s ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “Certain Tax Considerations.”

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, brokerage transaction expenses, management fees, administrative and custody fees and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if such investor invested in a Portfolio Fund directly or in a closed-end fund that did not invest through Portfolio Funds.

Temporary Investments. The allocation among Fund investments may vary from time to time, especially during the Fund’s initial period of investment operations. During the initial period of investment operations (which will be determined by the Adviser and may last a significant period of time), the Fund may hold a relatively larger portion of its assets in ETFs, as compared to the Adviser’s long-term target allocation among Portfolio Funds. In addition, the Fund may hold a substantial portion of the proceeds of the offering of Shares in short-term investments (including money market funds, short-term treasuries and other liquid investment vehicles) for a limited period of time while the Fund seeks desirable Portfolio Funds.

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance and ability to meet its investment objective.

Short-term investments may produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in accordance with the Adviser’s long-term target allocations. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in accordance with the Adviser’s long-term target allocations may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in accordance with the Adviser’s long-term target allocations.

Leverage. The Portfolio Fund Managers generally employ leverage in their Portfolio Funds and the Fund may employ leverage (but it is not a principal investment strategy). The Fund generally does not limit its exposure to leverage in selecting individual Portfolio Funds or by Portfolio Funds in the aggregate. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Portfolio Fund or the Fund will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Portfolio Funds or the Fund in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed. The Fund did not directly employ leverage during the fiscal period ended September 30, 2024.

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the coronavirus (COVID-19), and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund investments.

Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility. The impact of COVID-19 and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. Continuing market volatility as a result of recent market conditions or other events may adversely affect the performance of the Fund investments, the Fund and a Shareholder’s investment in the Fund.

Competition for Investment Opportunities. In recent years, there has been a marked increase in the number of, and flow of capital into, investment vehicles established in order to implement nontraditional asset investment strategies, including the strategies implemented by the Fund and the Portfolio Funds. The Fund will compete for investments with other investment funds (including registered investment companies and private funds), as well as financial services companies such as commercial and investment banks. Many of the Fund’s competitors are substantially larger and have considerably greater financial resources than the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC. As a result, no assurance can be given that the Fund will be able to identify and complete attractive investments or that it will be able to fully invest its subscriptions. Even if the Adviser identifies an attractive investment opportunity, the Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

Access to Investments. The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a regulated investment company under the Code can limit its ability to acquire or continue to hold positions in investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to Shareholders of the Fund.

Non-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if a relatively large percentage of the Fund’s assets are allocated to a relatively small number of investments, losses suffered by such Fund investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “Certain Tax Considerations.”

Regulatory Risks of Private Investment Companies. The regulatory environment for Portfolio Funds that are excluded from the definition of “investment company” under the 1940 Act solely by Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (“Private Investment Companies”) (and for registered investment companies investing in Private Investment Companies) is complex and evolving. Changes in the regulation or taxation of private funds are impossible to predict and may adversely affect the ability of the Fund to execute its investment strategy.

General Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private equity funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private equity funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) vests U.S. federal bank, securities and commodities regulators with significant and extensive rulemaking, supervisory and enforcement authority. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

Payment In-Kind for Repurchased Shares. The Fund does not expect to distribute securities as payment for repurchased Shares except in unusual circumstances. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund or on Shareholders not requesting that their Shares be repurchased. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Cybersecurity Risk. The Fund and its service providers are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations.

Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its Shareholders. For instance, cyber-attacks may interfere with the processing of Shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. While the Adviser has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling securities or accurately pricing their investments. The Fund cannot directly control cyber security plans and systems of its service providers, the Fund’s counterparties, issuers of securities in which the Fund invests, or securities markets and exchanges.

Amount or Frequency of Distributions Not Guaranteed. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Repurchase Offers Risk. As described under “Repurchase Offers” below, the Fund is a “tender offer fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, may offer to repurchase Shares at the sole discretion of the Board and pursuant to written tenders by Shareholders. In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendation of the Adviser. The Adviser currently expects to recommend to the Board that the Fund conduct quarterly repurchase offers for up to 5% of its outstanding Shares at the applicable NAV per Share under ordinary circumstances. However, the Fund is not required to conduct repurchase offers and may be less likely to do so during periods of exceptional market conditions. The Fund believes that repurchase offers are generally beneficial to Shareholders and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer, if any, to make another repurchase request, unless the offer to repurchase Shares in the Fund is increased and extended by the Board. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline between the date the Shareholder submits their repurchase request and the date as of Shares are valued for purposes of such repurchase. Moreover, any repurchase offer will dilute the ownership interest and voting power of Shareholders who do not participate in such repurchase offer because such Shareholders will own a smaller percentage of the total number of outstanding Shares following the completion of the repurchase offer. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.

Investor Suitability Risk. An investment in the Fund is not suitable for all investors. Prospective investors in the Fund should carefully review the discussion of risks in this Prospectus for specific risks associated with the Fund and the Portfolio Fund Managers’ styles of investing. The Fund is not intended to be a complete investment program. An investment in the Fund should be made only by investors who understand the nature of the investment and do not require more than limited liquidity in this investment. An investor could sustain a loss of a portion or all of their investment in the Fund.

Dilution from Subsequent Offerings of Shares. The Fund intends to conduct a continuous monthly offering of its Shares. Additional purchases may dilute the indirect interests of existing Shareholders in the Fund’s investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent investments underperform the prior investments.

Global Climate Change Considerations. Global climate change could have an adverse effect on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that affected coastal properties may not ever recover their value, unlike previous declines in the real estate market. Further, large wildfires driven by high winds and prolonged drought may devastate entire communities and may be significantly expensive to any business found responsible for the fire. These losses could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. The time period over which these consequences might unfold is difficult to predict. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

RISKS RELATED TO DIRECT INVESTMENTS
(OTHER THAN PORTFOLIO FUNDS)

Exchange-Traded Product Risk. The Fund may invest in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits. Other risks associated with investing in ETFs include passive investment risk, index-related risk and tracking error risk.

Passive Investment Risk. The ETFs in which the Fund invests may not be actively managed, and the ETF’s adviser would not attempt to take defensive positions in declining markets. Unlike many investment companies, a passively managed index ETF does not seek to outperform its index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the ETF’s return to be lower than if the ETF employed an active strategy.

Index-Related Risk. There is no guarantee that an ETF will achieve a high degree of correlation to its index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the ETF’s ability to adjust its exposure to the required levels in order to track the index. Errors in index data, index computations and/or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the ETF and its shareholders, including the Fund.

Tracking Error Risk. Tracking error may occur because of differences between the instruments held in an ETF’s portfolio and those included in its index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, size of the ETF, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the underlying index or the costs to the ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index does not.

Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, investors bear both their proportionate share of expenses in the Fund (including the Management Fee) and, indirectly, the expenses of the investment companies.

Money Market Instruments. The Adviser will invest in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government Securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Securities Markets Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

RISKS RELATED TO PORTFOLIO FUNDS GENERALLY

Limited or No Operating History of Portfolio Funds and Special Purpose Vehicles. Investments may have limited or no operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies will be limited. Moreover, even to the extent an investment has a longer operating history, the past investment performance should not be construed as an indication of the future results of such investments or the Fund, particularly as professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the sponsor or Portfolio Fund Managers that is not, and cannot be, independently verified.

Investments in the Portfolio Funds Generally; Dependence on Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds Not Registered. The Fund is a registered investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

Many Portfolio Funds are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in certain Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, many Portfolio Funds do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are Generally Non-Diversified. While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the NAVs of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.

Portfolio Funds’ Securities are Generally Illiquid. The securities of the Portfolio Funds in which the Fund invests or plans to invest will often be illiquid. The Fund may invest in such securities without limit. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. There is no regular market for interests in many Portfolio Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable Portfolio Fund, and could occur at a discount to the stated NAV. If the Adviser determines to cause the Fund to sell its interest in a Portfolio Fund, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Portfolio Fund Operations Not Transparent. The Adviser does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund Managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund.

There is the risk of “style drift” by the Portfolio Funds, which is the risk that a Portfolio Fund Manager may deviate from the Portfolio Fund’s stated or expected investment strategy. Style drift can occur abruptly if a Portfolio Fund Manager believes it has identified an investment opportunity for higher returns from a different approach or it can occur gradually, such as if, for instance, a “value” oriented Portfolio Fund Manager gradually increases a Portfolio Fund’s investments in “growth” stocks. Style drift can also occur if a Portfolio Fund Manager focuses on factors it had deemed immaterial in its offering documents or as a result of subjective judgment as to how to categorize investments.

Additionally, style drift may result in a Portfolio Fund Manager pursuing investment opportunities in an area in which it has a competitive disadvantage or that is outside the Portfolio Fund Manager’s area of expertise (e.g., a large-cap manager focusing on small-cap investment opportunities). Moreover, style drift may cause the Fund to be exposed to particular markets or strategies to a greater extent than was anticipated by the Adviser when it allocated assets to a Portfolio Fund and which may result in the Fund being exposed to overlapping investment strategies among various Portfolio Funds. In addition, style drift may affect the categorization of a Portfolio Fund as relating to a particular discipline, and, as a result, may affect the Adviser’s attempts to monitor the Fund’s investment guidelines.

The Fund’s portfolio may include Portfolio Funds with niche investment strategies such as trade claims, equipment leases and aviation and aviation-linked transactions and securities. There may be particular difficulties in selecting and monitoring these types of Portfolio Funds. It may be more difficult for the Adviser to evaluate the risks associated with investing in such Portfolio Funds. In addition, because of the limited number of Portfolio Fund Managers that typically specialize in a particular niche investment strategy, the Fund may be limited with respect to the Portfolio Funds in which it may choose to invest.

Volatility. Portfolio Funds will, and the Fund may, frequently be subject to substantial volatility, which could result from a number of causes. Some of the Portfolio Fund Managers may concentrate their portfolios by holding a relatively limited number of investments. Accordingly, the aggregate returns realized by the Fund may be adversely affected by a small number of investments. Furthermore, while the Adviser will generally allocate the Fund’s assets among Portfolio Fund Managers with differing styles and techniques, there are no fixed allocation percentages. There is the risk that a disproportionate share of the Fund’s assets may be committed to one or more strategies or techniques. The Adviser does not seek to manage the risk that different Portfolio Funds may invest in the same securities or may take substantial positions in the same sectors. This would result in less diversification than would be suggested by the number of Portfolio Fund Managers being employed. In addition, the use of leverage by a Portfolio Fund will tend to increase its volatility.

The allocation of Fund assets to new or emerging Portfolio Funds or Portfolio Fund Managers who utilize unique investment strategies or asset classes may subject the Fund to greater volatility due to the greater difficulty in assessing the track record or analyzing the investment strategy and relevant risks of those Portfolio Funds than Portfolio Fund Managers with longer track records or more conventional strategies.

The allocation of Fund assets to Portfolio Funds in response to particular market conditions could increase volatility and potential for loss if such market conditions continue to worsen or react in a manner not anticipated by the Adviser.

Allocation Risk. The Adviser has the discretion to allocate Fund assets among various Portfolio Fund Strategies and make direct investments. There is no assurance that the Adviser’s decisions in this regard will result in the desired effects. In addition, the Fund may be limited in its ability to make changes to its investment allocations due to the subscription and redemption provisions of the Portfolio Funds, including notice periods, limited subscription and redemption dates, the ability of the Portfolio Funds to suspend and postpone redemptions, and lockups on redemptions imposed by certain Portfolio Funds. Moreover, investment allocations among the Portfolio Funds will be made by the Adviser based on information previously provided by the Portfolio Funds. If such information is inaccurate or incomplete, it is possible that the allocation of Fund assets to the Portfolio Funds may not reflect the Adviser’s investment intentions. This could have a material adverse effect on the ability of the Adviser to implement investment strategies of the Fund.

The Adviser may seek to reduce the risks of investing in Portfolio Funds by spreading the investments of the Fund among a variety of different Portfolio Fund Managers using investment strategies with returns that are not expected to be highly correlated, or are expected to be negatively correlated, with one another. If such an approach is effective, the profits from one Portfolio Fund investment may offset the losses from another, thereby reducing the Fund’s overall volatility. However, it is possible that the performance of the Portfolio Funds may actually be closely correlated in some market conditions, resulting (if those returns are negative) in significant losses to the Fund.

Correlation Risk. The value of an investment in the Fund may decline when an investor’s other holdings are also declining in value. Similarly, the Fund’s investments may have a strong correlation to one another, which could result in most or all of such investments declining over the same time period.

Portfolio Fund Manager Incentive Compensation. Each Portfolio Fund Manager generally will receive performance-based compensation, expected to range from 15% to 25% of net profits. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. The performance-based compensation that will be received by a Portfolio Fund Manager may create an incentive for the Portfolio Fund Manager to make investments that are riskier or more speculative than those that might have been made in the absence of the performance-based compensation. In addition, because the performance-based compensation will be calculated on a basis that includes realized and unrealized appreciation of a Portfolio Fund’s assets, the performance-based compensation may be greater than if it were based solely on realized gains. The fees and other expenses borne by the Fund, including the performance-based compensation indirectly payable by the Fund as a result of its investments in Portfolio Funds, are higher than those of other registered investment companies.

Use of Multiple Portfolio Fund Managers. Portfolio Fund Managers have varying levels of skills and experience and their principals may employ trading methods, policies and strategies that differ from those of other Portfolio Fund Managers. No assurance can be given that the collective performance of the Portfolio Fund Managers will result in profitable returns or avoid losses for the Fund as a whole. Positive performance achieved by one or more Portfolio Fund Managers may be neutralized by negative performance experienced by other Portfolio Fund Managers.

Limitations on Ability to Invest in Portfolio Funds. Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objectives.

Restrictions on Withdrawals from Portfolio Funds. The ability of the Fund to withdraw any amount invested in a Portfolio Fund may be subject to certain restrictions and conditions, including restrictions on the withdrawal of interests for a specified period (a “lock-up”), restrictions on the amount of withdrawals and the frequency with which withdrawals can be made, and investment minimums which must be maintained. Additionally, Portfolio Fund Managers typically reserve the right to suspend withdrawals and to satisfy withdrawals by making distributions in-kind of securities which may not be marketable, under certain circumstances. During past financial market crises, private investment funds have suspended withdrawals or redemptions, allocated substantial portions of their portfolios to “special purpose vehicles” with delayed liquidity and/or “side- pocketed” or “designated” portions of their portfolios due to what the Portfolio Fund Managers of such funds believed to be an inability to effect portfolio transactions at reasonable price levels.

Indemnification of Portfolio Funds and Portfolio Fund Managers. The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Indemnification, Withdrawal Adjustments, Clawbacks and Other Potential Legal Obligations with Respect to Proceeds Received from Portfolio Funds. Subsequent to its withdrawal from a Portfolio Fund, the Fund may have indemnification or reimbursement obligations to a Portfolio Fund that survive beyond its withdrawal and exceed any unpaid holdback that relate to the period during which the Fund was invested in the Portfolio Fund (or with respect to a partial withdrawal, that portion that has been withdrawn). In such circumstances, the Fund may be required by the 1940 Act to segregate liquid assets to cover this open obligation. A reimbursement obligation could arise or be asserted, or an agreement or compromise reached, for example, based on the terms of the governing documents of the Portfolio Fund, applicable law, litigation or other less formal dispute resolution processes (each, a “Reimbursement Claim”). The Fund also may be subject to a Reimbursement Claim if the governing documents of a Portfolio Fund require that the Fund be subject to a “clawback” in the event of an overpayment of withdrawal proceeds or as a result of bankruptcy proceedings involving a Portfolio Fund. It is likely that the legal, contractual and other authority relevant to any Reimbursement Claim will be uncertain and require the Fund, together with legal counsel, to evaluate any Reimbursement Claim and determine a course of action in a manner it considers in the best interests of the Fund. Such an evaluation may be time consuming and expensive for the Fund and the Adviser.

Capital Call Risk. The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund defaults on its commitment to a Portfolio Fund or fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Fund to pursue its investment strategy; (ii) force the Fund to borrow; (iii) indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Portfolio Funds (including the complete forfeiture of the Fund’s investment in a Portfolio Fund); or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Contingent Liabilities on Disposition of Investments. In connection with the disposition of a Fund investment, it may be required to make representations about the investment. The Fund may be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements may result in the incurrence of contingent liabilities for which the Adviser may establish reserves and escrows. In that regard, distributions may be delayed or withheld until such reserve is no longer needed or the escrow period expires.

Investments in Non-Voting Stock. To avoid potential adverse regulatory consequences, the Fund may need to hold its interest in a Portfolio Fund in non-voting form or limit its voting rights to 5%. This limitation on voting rights is intended to ensure that a Portfolio Fund is not deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may potentially impose limits on transactions with the Portfolio Funds both by the Fund and other clients of the Adviser. There are, however, other statutory tests of affiliation (such as on the basis of control), and a Portfolio Fund may be deemed an “affiliated person” of the Fund notwithstanding these limitations. If this were the case, transactions between the Fund and a Portfolio Fund could potentially be subject to the prohibitions of the 1940 Act if an appropriate exemption were not available.

In order to comply with this 5% limitation, the Fund may, at the time of investment, elect to invest in a class of a Portfolio Fund’s non-voting securities (if such a class is available) or enter into a contractual arrangement under which the Fund irrevocably waives all voting rights associated with the investment or those that would exceed the 5% limitation. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. Other investment funds or accounts managed by the Adviser also may waive voting rights in a particular Portfolio Fund. Determinations of whether the Fund will waive its voting rights are made by the Adviser as part of the investment process. When deciding to waive voting rights, the Adviser considers only the interests of the Fund and not the interests of the Adviser or those of its other clients. The Fund has not established specific written procedures relating to this process.

As a general matter, unlike public corporations or registered investment companies, the Portfolio Funds in which the Fund will invest provide their shareholders with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of Portfolio Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a Portfolio Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its Shareholders from investing in non-voting securities.

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

RISKS RELATED TO PORTFOLIO FUNDS’ INVESTMENT STRATEGIES

Portfolio Fund Strategies Risks– Hedge Funds

Equity Hedge Strategy Risk. Certain Portfolio Funds selected by the Adviser may manage portfolios of both long and short positions in equity securities. The success of such Portfolio Funds depends largely on their Portfolio Fund Manager’s ability to identify mispriced stocks. Individual Portfolio Funds may incorrectly size their positions despite position and risk limits. Equity hedge Portfolio Funds rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, equity hedge Portfolio Funds typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.

Event Driven Investing Risk. Portfolio Funds may engage in event driven investing. Event driven investing requires the investor to make predictions about (i) the likelihood that an event will occur; and (ii) the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as a Portfolio Fund Manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring that promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Portfolio Funds of the security in respect of which such distribution was made. The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including, among other reasons: (i) opposition of the management or stockholders of the target company, which will often result in litigation to enjoin the proposed transaction; (ii) intervention of a federal or state regulatory agency; (iii) efforts by the target company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (iv) in the case of a merger, failure to obtain the necessary stockholder approvals; (v) market conditions resulting in material changes in securities prices; (vi) compliance with any applicable federal or state securities laws; and (vii) inability to obtain adequate financing. Because of the inherently speculative nature of event driven investing, the results of the Portfolio Funds’ operations may be expected to fluctuate from period to period. Accordingly, investors should understand that the results of a particular period will not necessarily be indicative of results that may be expected in future periods.

Credit Strategy Risk. Credit strategies are designed to isolate attractive opportunities in various fixed income securities, typically focused on corporate. Credit strategies are typically subject to many of the same risks as traditional fixed income strategies, including but not limited to interest rate risk, credit risk, and prepayment risk. Such risks may be exacerbated by the fact that a Portfolio Fund Managers may engage in the use of credit derivatives in order to gain exposure to a certain position. Recent and potential future changes in government monetary policy may affect the level of interest rates. Finally, while credit strategies are diverse, they can exhibit highly correlated losses during certain market periods.

Distressed Investments Risk. Portfolio Funds may invest in companies that are in poor financial condition, lack sufficient capital or that are involved in bankruptcy or reorganization proceedings. These securities and obligations often trade at a discount to the expected enterprise value that can be achieved through a restructuring but risk the possibility that no restructuring will occur, or will occur on terms less favorable than anticipated.

Typically, these transactions may be in publicly traded debentures, notes, bank loans, trade claims or other traded debt or preferred stock of companies in out-of-court or Chapter 11 or other similar court-administered restructuring proceedings and similar judicial financial reorganizations and workouts. Debt obligations of distressed companies are typically unrated, lower-rated or close to default. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

The limited research coverage, difficulty of financial analysis, legal complexities and weak institutional focus on workouts generally create substantial price differentials between market value and the likely future value. The value of positions in bankrupt companies or in workout situations generally depends on numerous and often unascertainable factors, such as the sale price of assets, the length of the bankruptcy proceeding or negotiations or the resolution of disputes between classes of creditors. Bankruptcy situations may be particularly complicated and may involve a high degree of uncertainty and market risk. Securities and other interests in these types of companies might have to be held for long periods of time.

Emerging Markets Strategy Risk. Portfolio Funds that target emerging markets are subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole. See “Risks Related to Portfolio Funds’ Investments— Emerging Markets.”

Equity Strategy Risk. Equity strategies involve the purchase and/or short sale of equity and/or equity-linked instruments in global markets. Most Portfolio Fund Managers that engage in equity strategies tend to engage in “stock picking” rather than investing in broad-based indices. Portfolio Fund Managers tend to rely on fundamental analysis in order to identify overvalued and/or undervalued securities. A failure by the Portfolio Fund Manager to properly value securities or a market environment where fundamental analysis struggles (e.g., highly correlated markets) may result in losses.

Global Macro Strategy Risk. The success of a global macro strategy is contingent upon the macro-economic views of the Portfolio Fund Manager and the Portfolio Fund Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with highest probability of failure (short positions) based on such views. Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the instruments utilized to implement the strategy.

Relative-Value Hedging Strategies. The use by certain Portfolio Fund Managers of “relative-value” hedging or arbitrage strategies does not necessarily mean that those strategies are without risk or substantial cost. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a “relative-value” position can effectively result in the position being transformed into an outright speculation. “Relative-value” strategies typically are dependent on market liquidity. In 1994, 1998 and again in 2008-2009 when market liquidity was sharply reduced, a number of investment funds pursuing “relative-value” strategies incurred total losses.

Multi-Strategies Risk. Multi-strategy portfolios seek to obtain a broad range of the various strategies discussed herein. As such, multi-strategy portfolios are subject to the risks and limitations of the various underlying strategies that they use. While a multi-strategy portfolio seeks to limit the losses due to any particular underlying strategy via diversification, certain underlying strategies can exhibit highly correlated losses during certain market periods.

Portfolio Fund Strategies Risks– Private Equity Funds

Venture Capital Investing Style Risk. Venture capital funds typically invest directly in private companies that are subject to a different set of risks than those typically associated with publicly traded companies. For example, these companies may have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also hold significant debt; engage in a rapidly changing business environment with products subject to obsolescence; rely on unsustainable market trends or a competitive advantage that may be lost to new market entrants; depend on an inexperienced management team; and be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, and the protection of intellectual property.

Growth Capital Investing Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Over time, a growth investing style may go in and out of favor, causing a Portfolio Fund to sometimes underperform the market in general and other Portfolio Funds that use differing investing styles.

Leveraged Buyouts Strategy Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

Special Situations Risk. The special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These companies may be experiencing, or are expected to experience, financial difficulties that may never be overcome. The securities of such companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Portfolio Funds may also make direct or indirect investments in mezzanine debt. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine debt ranks senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions.

Portfolio Fund Strategies Risks– Real Estate Investment Funds

Core Strategy. Portfolio Funds with a core strategy target high-quality core portfolios with real estate assets that provide relatively lower and more stable returns. Investments are typically located in primary markets and in the main property types (offices, retail, industrial and multi-family). Core properties are stable, well-maintained, well-leased and often of the Class A variety.

Core Plus Strategy. Portfolio Funds with a core plus strategy seek moderate risk portfolios with real estate that provides moderate returns. Investments are predominantly core but with an emphasis on a modest value add management approach. A core-plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments.

Value Add Strategy. Portfolio Funds with a value add strategy typically focus on more aggressive active asset management and often employ more leverage. This is a medium-to-high risk/medium-to-high return strategy. Investment portfolios typically target lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value added when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to Class A buildings (i.e., redevelopment/repositioning/releasing).

Opportunistic Strategy. Portfolio Funds with an opportunistic or distressed investment strategy typically focus on the most aggressive and active asset management strategies, typically on growth and development oriented or centered properties, and/or on property repositioning or redevelopment strategies. Such non-core properties typically offer the highest overall expected return potential, but also carry the highest risk. They frequently utilize high degrees of financial leverage and require substantial capital investment. Typically, a significant portion of the return on the underlying asset is achieved upon its sale or refinancing, with limited or no current income generation.

Multi-Strategy. Portfolio Funds that employ a multi-strategy approach attempt to diversify the risk-reward profiles and the underlying types of real estate in which they invest, with the strategies noted above. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds.

RISKS RELATED TO PORTFOLIO FUNDS’ INVESTMENTS

This section discusses the types of investments generally made by the Portfolio Fund Managers and the related risk factors with respect to such investments. The impact of a particular risk on a Portfolio Fund managed by a Portfolio Fund Manager is expected to impact the Fund. All securities investments risk the loss of capital.

Short Sales. Portfolio Funds may engage in short selling. A short sale involves the sale of a security that a fund does not own in the hope of purchasing the same security or equivalent security at a later date at a lower price. A short sale involves the risk of an increase in the market price of the security and therefore the possibility of a theoretically unlimited loss. To initiate the short sale, a fund must borrow the security, and the fund is obligated to return the security to the lender by purchasing the security at a later date, which may be difficult and costly to effect in the event the market for the security has become illiquid. Such illiquidity may be more likely to occur with respect to securities of small capitalization companies. The fund may be forced to unwind a short sale at a disadvantageous time for a number of reasons, including a call back by the lender of the stock at a time additional stock is not available to borrow, a forced tender of the stock or a merger or other form of corporate consolidation. In the United States, when a short sale is made, the seller generally must leave the proceeds thereof with the broker and it must also deposit with the broker an amount of cash or U.S. Government securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. If short sales are effected on a non-U.S. exchange, such transactions will be governed by local law.

Collective Investments or Offsetting Investments. The Portfolio Fund Managers may work with other Portfolio Fund Managers to invest collectively in the same underlying company, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In addition, Portfolio Funds may hold economically offsetting positions including, for example, where Portfolio Funds have independently taken opposing positions (e.g., long and short) in an investment or due to hedging by Portfolio Fund Managers. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s NAVs may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Investments in Fixed-Income Securities. The Portfolio Funds may invest in bonds or other fixed-income securities. Portfolio Fund Managers will invest in these securities when they offer opportunities for capital appreciation and may also invest in these securities for temporary defensive purposes and to maintain liquidity.

Fixed-income securities include, among other securities: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the Portfolio Fund’s performance.

Junk Bonds. There is no minimum credit standard that is a prerequisite to a Portfolio Fund’s acquisition of any security. Portfolio Funds are permitted to invest in debt securities rated below investment grade, otherwise known as high-yield securities or “junk bonds.” Junk bonds are speculative with respect to the issuer’s capacity to pay interest and repay principal. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Zero Coupon and Deferred Interest Bonds. The Portfolio Funds may invest in zero coupon bonds and deferred interest bonds. Zero coupon bonds do not require the periodic payment of interest, and deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. These debt obligations are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations of the same maturity that provide for regular payments of interest.

Catastrophe Bonds. The Portfolio Funds may invest in reinsurance investments such as catastrophe bonds (also known as event-linked bonds), whose return of principal and payment of interest are contingent upon the non-occurrence of certain specified trigger events including, but not limited to, property, fire and explosions, hurricanes, earthquakes, windstorms, extreme temperature conditions, terrorism, and marine, nuclear and aviation disasters. In most cases, the trigger event, as defined within the terms of the catastrophe bond, will not be deemed to have occurred unless the trigger event happened in a particular geographic area and was of a certain magnitude or caused a certain measurable amount of actual or modeled loss. If the trigger event occurs prior to the catastrophe bond’s maturity, the Portfolio Fund may lose a portion or all of its investment in the catastrophe bond, including any accrued interest and/or principal invested. The type, frequency and severity of a catastrophic event is difficult to predict and therefore the expected return on a catastrophe bond is difficult to calculate. There can be no assurance that a catastrophe bond in which the Portfolio Fund invests will not experience either a partial or total loss of accrued interest and/or principal invested. Additionally, the Portfolio Fund’s investment in catastrophe bonds may be concentrated in one or more types of catastrophic events, in which case a single catastrophic event could have a considerably greater adverse effect on the Portfolio Fund than if the Portfolio Fund’s insurance-based investments were more diversified.

Specialized Investment Instruments and Techniques. The Portfolio Fund Managers may utilize a variety of special investment instruments and techniques (a number of which are described below) to hedge the portfolios of the Portfolio Funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a Portfolio Fund’s investment objective. These strategies may be executed through derivative transactions. The instruments the Portfolio Fund Managers may use and the particular manner in which they may be used may change over time as new instruments and techniques are developed or regulatory changes occur. Certain of the special investment instruments and techniques that the Portfolio Fund Managers may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

Derivatives. Some or all of the Portfolio Fund Managers may invest in, or enter into financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio Fund Manager to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the Portfolio Fund Manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio Fund’s performance. If a Portfolio Fund Manager invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio Fund’s return or result in a loss. A Portfolio Fund also could experience losses if derivatives are poorly correlated with its other investments, or if a Portfolio Fund Manager is unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Regulation of the derivatives market presents additional risks to the Fund and may limit the ability of the Fund to enter into derivatives transactions directly or to have exposure to such transactions through Portfolio Funds. Rule 18f-4 under the 1940 Act (“Rule 18f-4”) governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives transactions a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager.

Options and Futures. The Portfolio Fund Managers may utilize options and futures contracts. They also may use so-called “synthetic” options or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over the counter, the Portfolio Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, a Portfolio Fund Manager may have difficulty closing out its position. Over-the-counter options purchased and sold by the Portfolio Fund Managers also may include options on baskets of specific securities.

The Portfolio Fund Managers may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which a Portfolio Fund owns the underlying security. The sale of such an option exposes a Portfolio Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Portfolio Fund’s books or with the Portfolio Fund’s custodian to fulfill the obligation undertaken. The sale of such an option exposes a Portfolio Fund during the term of the option to a decline in price of the underlying security while depriving the Portfolio Fund of the opportunity to invest the segregated assets.

A Portfolio Fund Manager may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. A Portfolio Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Fund Manager would ordinarily make a similar “closing sale transaction,” which involves liquidating the underlying position by selling the option previously purchased, although the Portfolio Fund Manager would be entitled to exercise the option should it deem it advantageous to do so.

The Portfolio Funds may use derivatives that are subject to regulation by the CFTC. However, with respect to the Fund, the Adviser currently relies on the no-action relief afforded by CFTC Staff Letter No. 12-38. Therefore, the Adviser will not be required to deliver a CFTC disclosure document to Shareholders, nor will it be required to provide Shareholders certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. As of the date of this Prospectus, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and exemptions in the future. Any necessary compliance and reporting obligations to comply with CFTC regulation may increase Fund expenses or otherwise negatively impact the Fund.

The Portfolio Fund Managers may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio Fund Manager might realize in trading could be eliminated by adverse changes in the exchange rate, or a Portfolio Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in these transactions involves risk of loss to the Portfolio Funds which could adversely affect the value of the Fund’s net assets and result in a loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio Funds to substantial losses.

Successful use of futures also is subject to the Portfolio Fund Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Pursuant to regulations or published positions of the CFTC, a Portfolio Fund Manager may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. If a Portfolio Fund Manager is required to do so, the segregation of such assets will have the effect of limiting its ability to otherwise invest those assets.

Some or all of the Portfolio Fund Managers may purchase and sell stock index futures contracts for the Portfolio Funds. A stock index future obligates a Portfolio Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

Some or all of the Portfolio Fund Managers may purchase and sell interest rate futures contracts for the Portfolio Funds. An interest rate future obligates a Portfolio Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Some or all of the Portfolio Fund Managers may purchase and sell currency futures. A currency future obligates a Portfolio Fund to purchase or sell an amount of a specific currency at a future date at a specific price. Derivatives associated with foreign currency transactions are subject to currency risk.

Call and Put Options on Securities Indices. Some or all of the Portfolio Fund Managers may purchase and sell for the Portfolio Funds call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue its investment objective. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by the Portfolio Fund Manager of options on stock indexes will be subject to the Portfolio Fund Manager’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Warrants and Rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Swap Agreements. Some or all of the Portfolio Fund Managers may enter into equity, interest rate, index and currency rate swap agreements on behalf of the Portfolio Funds. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if a Portfolio Fund had invested directly in the asset that yielded the desired return.

Swap agreements are two-party contracts entered into primarily by institutional Shareholders for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Portfolio Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, a Portfolio Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that a Portfolio Fund is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund’s risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive.

Credit Default Swaps. Some or all of the Portfolio Fund Managers may purchase or sell credit default swaps, which are structured to transfer the credit exposure of fixed income products between parties. Under such transactions, the purchaser of the credit default swap will make payments to the seller, and in return, the seller agrees to pay off the debt if the underlying third party defaults on the loan. Portfolio Fund Managers may use credit default swaps for hedging (and non-hedging) purposes, as the swaps may act as protection against non-payment by the underlying third party by transferring the risk of default from the holder of the security (the buyer) to the seller of the swap. When used in respect of a basket of securities or an index, credit default swaps may be used to profit from changes in the perceived credit risk of the referenced securities. If the Portfolio Fund Manager incorrectly assesses the amount or timing of these changes, the position may lose money, possibly on an economically leveraged basis.

Foreign Securities and Forward Currency Exchange Contracts. Portfolio Fund Managers may invest in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts (“ADRs”) that represent indirect interests in securities of foreign issuers. Foreign securities in which Portfolio Fund Managers may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. These factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of a Portfolio Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investments in foreign issuers may require significant government approvals under corporate, securities, exchange control, non-U.S. investment and other similar laws and regulations and may require financing and structuring alternatives and exit strategies that differ substantially from those commonly used in the United States. Moreover, governmental issuers of foreign securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in foreign countries also involves higher brokerage and custodian expenses than does investment in domestic securities. Foreign securities may be subject to foreign taxes.

Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain of a Portfolio Fund’s foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. In addition, a Portfolio Fund may incur costs in connection with conversion between various currencies. The foregoing risks may be greater in emerging industrialized and less developed countries.

A Portfolio Fund Manager may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving a Portfolio Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by a Portfolio Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Portfolio Fund anticipates purchasing or selling a foreign security. This technique would allow the Portfolio Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Portfolio Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Portfolio Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Portfolio Fund’s investment objective, such as when a Portfolio Fund Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Portfolio Fund’s investment portfolio. There is no requirement that the Portfolio Funds hedge all or any portion of their exposure to foreign currency risks.

Developed Markets. The Portfolio Funds may invest in, or have exposure to, securities of non-U.S. developed market countries, which may subject the Portfolio Funds to regulatory, political, economic, security, currency and other risk associated with developed market countries. In general, developed market countries tend to rely on the services sector (e.g., the financial services and consumer services) as the primary source of economic growth. Prolonged economic slowdown in one or more service sectors is therefore likely to have an adverse effect on the economies of certain developed market countries. Additionally, certain markets, such as labor and product markets, are subject to heavy regulation which may negatively affect economic growth or result in prolonged periods of recession. Developed market countries may also be significantly indebted and face rising healthcare and retirement expenses. Regulations impacting the import of commodities as well as price fluctuations of certain commodities may also adversely affect the economies of developed market countries. Moreover, issuers in developed market countries may also be adversely impacted by acts of terrorism which may cause uncertainty in the financial markets of developed market countries.

Emerging Markets. Investments in the securities of issuers based in countries with emerging-market economies are subject to greater levels of risk and uncertainty than investments in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting requirements or standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments against non-U.S. companies and non-U.S. persons, including company directors and officers, in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers. In addition, shareholders of emerging market issuers, such as the Fund, often have limited rights and few practical remedies in emerging markets. Finally, the risks associated with investments in emerging markets often are significant, and vary from jurisdiction to jurisdiction and company to company.

Foreign Currency Transactions. The Portfolio Fund Managers may engage in foreign currency transactions for a variety of purposes, including to fix in U.S. dollars, between trade and settlement date, the value of a security a Portfolio Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Portfolio Fund already owns, particularly if the Portfolio Fund Manager expects a decrease in the value of the currency in which the foreign security is denominated.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve a Portfolio Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio Fund contracted to receive in the exchange. A Portfolio Fund Manager’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Brexit Risk. The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Small Capitalization and Recently Organized Companies. From time to time, a portion of the Portfolio Funds’ assets may be exposed, long and short, to securities of small capitalization companies and recently organized companies. Historically, such securities have been more volatile in price than those of larger capitalized, more established companies. The securities of small capitalization and recently organized companies pose greater investment risks because these companies may have limited product lines, distribution channels and financial and managerial resources. Further, there is often less publicly available information concerning such companies than for larger, more established businesses. The equity securities of small capitalization companies are often traded over the counter or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Portfolio Funds may be required to dispose of such securities over a longer (and potentially less favorable) period of time than is required to dispose of the securities of larger, more established companies.

Purchasing Initial Public Offerings. The Portfolio Funds may purchase securities of companies in initial public offerings (“IPOs”) or shortly thereafter. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. In addition, some companies in IPOs are involved in relatively new industries or lines of business. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them.

Repurchase Agreements. Repurchase agreements are transactions in which the Fund or a Portfolio Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Normally, custody of the underlying obligations prior to their repurchase is maintained by the purchaser, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the purchaser and its counterparty. The obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the purchaser may suffer delays, costs and possible losses in connection with the disposition of collateral.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Portfolio Fund subject to the fund’s agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.

A reverse repurchase agreement has the same economic effect as borrowing money and therefore gives rise to leverage risk. Reverse repurchase agreements also involve the risk that the buyer of the securities sold might be unable to deliver them when the selling investor seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the seller’s obligation to repurchase the securities, and the seller’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Interest Rate Risk. The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, have a material adverse effect on the Fund’s investment objective and the Fund’s rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs, if any.

Prior to 2022, interest rates had been at or near historic lows. In 2022 and 2023, the U.S. Federal Reserve began to increase interest rates in an effort to combat inflation, which has resulted in periods of volatility. In a rising interest rate environment, payments under floating rate debt instruments rise and there may be a significant number of issuers of such floating rate debt instruments that are unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.

Investments in Undervalued Securities. The Portfolio Funds may make certain investments in securities that the Portfolio Fund Managers believe to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, the Portfolio Funds may be required to hold such securities for a substantial period of time before realizing their anticipated value and such securities may never appreciate to the level anticipated by the Portfolio Fund Managers. During this period, a portion of a Portfolio Fund’s funds would be committed to the securities purchased, thus possibly preventing the Portfolio Fund from investing in other opportunities. Further, a Portfolio Fund may finance those purchases with borrowed funds and thus have to pay interest on the funds during the waiting period, possibly without realizing any return on the investment.

Quantitative Investment Risk. To the extent a Portfolio Fund Manager relies on quantitative mathematical models, or machine learning techniques, to manage a Portfolio Fund’s portfolio, investments in the Portfolio Fund are subject to the limitations of the design of the model as well as the risk of potential failure of the Portfolio Fund Manager to construct a portfolio consistent with the model’s outputs. The Portfolio Fund may also be subject to the risks of errors in coding the model and inaccuracies in data supporting the model.

Machine learning techniques used by the Portfolio Fund Manager may be predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for a Portfolio Fund. Furthermore, because predictive models are constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Use of Financing Arrangements. Portfolio Funds may depend upon the availability of credit to finance their investment strategies. The prime brokers, banks and dealers that may provide financing to Portfolio Funds can apply essentially discretionary margin or other valuation policies and may change those policies. Changes by financing providers to these policies, or the imposition of other credit limitations or restrictions, may result in margin calls, loss of financing, forced liquidation of positions at disadvantageous prices or termination or cross defaults of transactions with the same or other dealers. These adverse effects may be compounded in the event that such limitations or restrictions are imposed suddenly and/or by multiple dealers or counterparties at about the same time.

Lending Portfolio Securities. Portfolio Funds may lend their portfolio securities to brokers, dealers and financial institutions in order to generate income for the Portfolio Fund. In general, these loans will be secured by collateral (consisting of cash, government securities or irrevocable letters of credit) maintained in an amount normally equal to at least 100% of the market value, determined daily, of the loaned securities. Portfolio Funds are entitled to payments equal to the interest and dividends on the loaned security and could receive a premium for lending the securities. Lending portfolio securities would result in income to the Portfolio Fund, but could also involve certain risks in the event of a delay in the return of the securities loaned or the default or insolvency of the borrower.

When-Issued and Forward Commitment Securities. Some or all of the Portfolio Fund Managers may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. These transactions, if effected by the Fund, will be subject to the Fund’s limitation on indebtedness unless, at the time the transaction is entered into, a segregated account consisting of cash, U.S. Government Securities or liquid securities equal to the value of the when-issued or forward commitment securities is established and maintained. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund Manager on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

Counterparty Credit Risk. Many of the markets in which the Portfolio Fund Managers effect their transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. To the extent a Portfolio Fund enters into swaps or other transactions in derivatives or synthetic instruments, or other over-the-counter transactions, it assumes a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Portfolio Funds are also subject to the risk that counterparties will not settle transactions in accordance with their terms and conditions because of disputes over the terms of the contracts (whether or not bona fide) or because of credit or liquidity problems, which may result in Portfolio Funds suffering losses. Portfolio Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing such Portfolio Fund’s NAV and income level. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where a Portfolio Fund has concentrated its transactions with a single or small group of counterparties. Portfolio Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Portfolio Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the fund.

Portfolio Funds could experience situations with counterparties, banks and other financial institutions that adversely impact the performance of the fund, such as the failure of counterparties to perform their contractual commitments, the financial difficulties, fraud or misrepresentation of brokerage firms, banks or other financial institutions that hold assets of Portfolio Funds, the failure of exchanges and clearinghouses, suspensions of trading, or counterparties holding assets in unregulated rather than regulated accounts.

Real Estate Investment Trust (REIT) Risks. The Fund, to the extent it invests in real estate ventures, and certain Portfolio Funds may be subject to risks associated with direct ownership in real property. The value of the Portfolio Funds’ shares is affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. To the extent that a Portfolio Fund invests in real estate securities designated as REITs, if a court were to disregard the limited liability legal structure of a REIT, the Portfolio Fund could be liable for a portion of claims in excess of that REITs assets, such as claims arising from environmental problems. Failure to qualify as a REIT under the Code would increase the REITs tax liability thereby reducing the REIT’s net income available for investment or distribution; additionally, certain preferred tax treatment of distributions would no longer be passed through to investors.

Real Estate-Related Securities Risk. The Fund will not invest in real estate directly, but will invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as REITs or investment vehicles treated similarly as private REITs for tax purposes. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. The value of the Portfolio Fund’s investments may be significantly diminished in the event of a downward turn in real estate market prices.

The Portfolio Funds will also invest in commercial real estate loans, mortgage loans, CMBS, B-Notes, mezzanine loans, and other similar types of investments. Commercial real estate loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. If a Portfolio Fund makes or invests in mortgage loans and there are defaults under those mortgage loans, the Portfolio Fund may not be able to repossess and sell the underlying properties in a timely manner. The resulting time delay could reduce the value of the investment in the defaulted mortgage loans.

Mortgage-Backed Securities (“MBS”) and Asset-Backed Securities (“ABS”). The Portfolio Funds may invest in securities that represent an interest in a pool of mortgages and credit card receivables or other types of ABS. The investment characteristics of MBS and ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time.

The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying MBS and ABS often will be led by a variety of factors including the prevailing level of interest rates as well as economic, demographic, tax, social, legal and other factors. Generally, mortgage obligors tend to prepay their mortgages when prevailing mortgage rates fall below the interest rates on their mortgage loans.

The adverse effects of prepayments may impact Portfolio Funds primarily in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Portfolio Fund Managers may have constructed for these investments, if any, resulting in a loss to Portfolio Funds. In particular, prepayments (at par) may limit the potential upside of many MBS to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.

The Portfolio Funds also may invest in structured notes, variable rate MBS and ABS, including adjustable-rate mortgage securities (“ARMs”), which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation (“CMO”) derivatives, whereby the rate of interest payable varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. Investments in subordinated MBS and ABS involve greater risk of default than the senior classes of the issue or series. A Portfolio Fund may also invest in interest-only pass-through securities, which experience greater yield variability relative to changes in prepayments.

Other Asset-Backed Securities. The Portfolio Funds may invest in other forms of asset-backed securities, such as such as airplane leases, automobile loans, equipment leases or other forms of receivables. These securities, generally issued by trusts and special purpose entities, are backed by a pool of assets and present certain risks inherent to asset-backed securities and mortgage-backed securities, such as interest rate risk and prepayment risk, as discussed directly above. Additionally, these securities may not have the benefit of any security interest in any underlying collateral that could ensure payment of the receivable. Even when a perfected security interest in the underlying collateral exists, there remains the possibility that recoveries on repossessed collateral may be insufficient to support payments on collateral. These securities also involve the risk of the underlying collateral declining in value. Moreover, federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Sub-Prime Mortgage Market. Certain real estate markets have gone through periods of substantial declines in prices and demand, most notably in the residential housing market. These periods have included rising delinquency rates in highly leveraged loans to weaker borrowers, specifically in the sub-prime mortgage sector, that have caused rising rates of defaults on loans, resulting in losses for loan originators and certain sub-prime lenders and instability in capital markets associated with securities that are linked to the sub-prime mortgage market.

LIMITS OF RISK DISCLOSURES

The above discussions and the discussions in the SAI relating to various risks associated with the Fund, Fund investments, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. The risk factors described above are the principal risk factors associated with an investment in the Fund’s Shares. Prospective investors should read this entire Prospectus, the SAI, and the Declaration of Trust and should consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund or any Portfolio Fund, closed-end fund or ETF will be successful, that the various Fund investments selected will produce positive returns or that the Fund will achieve its investment objective.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]	Shareholders of Shares of the Fund or any series/class are entitled to share, in proportion to the number of Shares of the Fund or series/class, any dividends and distributions declared by the Board payable to such Shareholders and in any Fund property available for distribution to Shareholders upon liquidation of the Fund (or particular series/class) after payment of all claims and obligations of the Fund (or the particular series/class).
Security Liabilities [Text Block]	The Declaration of Trust provides for indemnification out of the assets of the Fund (or the assets of a particular series/class) for all losses and expenses of any Shareholder or former Shareholder held personally liable for the obligations of the Fund solely by reason of such person’s status as a Shareholder or former Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.
Security Preemptive and Other Rights [Text Block]	Shares are, when issued, fully paid and non-assessable by the Fund and have no preemptive or other rights to subscribe to new or additional Shares or other securities issued by the Fund or any series/class. In addition, the Shares do not have rights to cumulative voting. The Board may, from time to time, without approval of Shareholders, divide or combine the Shares of the Fund or any series/class into a greater or lesser number of Shares of the Fund or that series/class (without thereby materially changing the proportionate beneficial interest of the Shares of the Fund or that series/class in the assets held with respect to the Fund or that series/class or materially affecting the rights of Shares of any other series/class), or classify and reclassify any unissued or issued Shares of the Fund or any series or class into one or more series or classes. Any such classification or reclassification will comply with the provisions of the Declaration of Trust and the 1940 Act.
Outstanding Securities [Table Text Block]

As of March 3, 2025, the following number of Shares of the Fund was authorized and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	0	23,500,970

Outstanding Security, Title [Text Block]	Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	23,500,970
Unlisted Closed End Fund Liquidity Limited To Repurchases Of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unlisted Closed-End Fund; Liquidity Limited to Repurchases of Shares. The Fund has been organized as a non-diversified closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. The Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund intends to offer a limited degree of liquidity by conducting repurchase offers on a quarterly basis, or at such other times as the Board determines, in its sole discretion, a Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. Moreover, there is no assurance that the Fund will, in fact, conduct repurchase offers, whether quarterly or otherwise. If a repurchase offer is made, there is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, Shares generally are not transferable, and liquidity will be provided only through repurchase offers, if any, by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

In the event the Fund conducts a repurchase offer, there will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “Repurchase Offers.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.

Unspecified Investments Dependence On The Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unspecified Investments; Dependence on the Adviser. The Adviser has complete discretion to select Fund investments as opportunities arise. The Fund and its Shareholders rely upon the ability of the Adviser to identify and source Fund investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of Fund investments. The Adviser has the authority and responsibility for asset allocation, the selection of Fund investments and all other investment decisions for the Fund. The Fund is subject to the risk that the Adviser will place too much emphasis on past performance when selecting Fund investments, including Portfolio Funds. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund or Fund investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives.

Additionally, to the extent the Fund invests in Portfolio Funds, the Fund will be exposed to these risks with respect to the Portfolio Fund Managers of such Portfolio Funds. The Fund’s performance depends on the adherence by such Portfolio Fund Managers to their selected strategies, the instruments used by such Portfolio Fund Managers, the Adviser’s ability to select Portfolio Fund Managers and strategies and effectively allocate the Fund’s assets among them. The Portfolio Fund Managers’ investment strategies or choice of specific securities may be unsuccessful and may cause the Portfolio Fund, and in turn the Fund, to incur losses.

Strategy Risk And Risk Of Total Loss [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategy Risk and Risk of Total Loss. The Adviser’s methodology for selecting Portfolio Fund Managers, developing a portfolio of multiple Portfolio Funds, and allocating the Fund’s assets among them, may prove unsuccessful in generating profits or avoiding losses.

Concentration Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investments. Except to the extent required by applicable law, there are no limitations imposed as to the amount of Fund assets that may be invested in (i) any one geography; (ii) any one investment; (iii) any Portfolio Fund managed by a particular Portfolio Fund Manager or its affiliates; or (iv) any issuer. Additionally, a Portfolio Fund may concentrate its assets in any single industry. The Fund itself, however, may not concentrate its assets in any single industry and the Fund therefore will consider the investments of the underlying Portfolio Funds when determining its own compliance with its concentration policies. Accordingly, the Fund’s investment portfolio may at times be significantly focused, both as to Portfolio Fund Managers, geographies and issuers, but not as to any single industry, which could offer a greater potential for capital appreciation as well as increased risk of loss and may also be expected to increase the volatility of the Fund’s investment portfolio. Notwithstanding the foregoing, the Fund is subject to the asset diversification requirements applicable to RICs. See “Certain Tax Considerations.”

Liquidity And Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation Risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in Portfolio Funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some Portfolio Funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be sold or disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Valuation Of Portfolio Funds Uncertain [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Portfolio Funds Uncertain. Under the 1940 Act, the Fund is required to carry Fund investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the Portfolio Funds in which the Fund invests. Rather, many of the Portfolio Funds may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund will value these securities at fair value as determined in good faith by the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities monthly at fair value determined in good faith by the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), in accordance with the valuation procedures that have been approved by the Board. Because such valuations are inherently uncertain and may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s NAV on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Portfolio Funds. Under limited circumstances (such as to resolve a pricing issue regarding a Portfolio Fund), the Fund may retain a valuation assurance service provider to provide the Fund reasonable assurance on the correctness of the processes and procedures leading to the fair value determinations by the Adviser. See “Calculation of Net Asset Value; Valuation.”

Valuation Of The Funds Interests In Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Portfolio Funds and Special Purpose Vehicles. The valuation of the Fund’s investments in Portfolio Funds, including Special Purpose Vehicles, are ordinarily determined based upon valuations provided by the sponsors or Portfolio Fund Managers of such investments or Portfolio Funds or their administrators, whose valuations are generally not audited. A majority of the securities will not have a readily ascertainable market price and will be valued by the sponsors or Portfolio Fund Managers. In this regard, a sponsor or Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect compensation or the ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any sponsor or Portfolio Fund, the accuracy of the valuations provided, that the sponsor or Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the valuation policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser has established a committee (the “Valuation Committee”) to fulfill its obligations as Valuation Designee pursuant to Rule 2a-5, and this committee will operate pursuant to procedures adopted by the Board as part of the Fund’s compliance program. Certain members of the Adviser who are members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments, including the Portfolio Funds and Special Purpose Vehicles, may affect the Adviser’s compensation. Moreover, neither the Valuation Committee nor the Adviser will generally have sufficient information to be able to confirm or review the accuracy of valuations provided by Portfolio sponsors or Fund Managers.

A sponsor or Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such an investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, investmentvaluations of such interests could remain subject to such fraud or error and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by sponsors and Portfolio Fund Managers could have a material adverse effect on the Fund if the sponsor’s, Portfolio Fund Manager’s, or the Adviser’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Valuations Of Portfolio Funds Valuations Subject To Adjustment. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations of Portfolio Funds; Valuations Subject to Adjustment. The valuations reported, based upon which the Fund determines its NAV and the NAV per Share, may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of an investment, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations or revisions to the NAV of a Portfolio Fund adversely affect the Fund’s NAV, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Failure To Qualify As A R I C Or Satisfy Distribution Requirement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Qualify as a RIC or Satisfy Distribution Requirement. To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “Certain Tax Considerations.”

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

●	The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer; and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty Meeting R I C Distribution Requirement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty Meeting RIC Distribution Requirement. For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund may also have to include in income other amounts that the Fund has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Furthermore, the Fund may invest in non-U.S. corporations (or other non-U.S. entities treated as corporations for U.S. federal income tax purposes) that could be treated under the Code and U.S. Treasury Regulations promulgated thereunder (the “Treasury Regulations”) as “passive foreign investment companies” and/or “controlled foreign corporations.” The rules relating to investment in these types of non-U.S. entities are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition. In certain circumstances this could require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.

The Fund anticipates that a portion of its income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discounts and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit the Fund’s ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “Certain Tax Considerations.”

Multiple Levels Of Fees And Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, brokerage transaction expenses, management fees, administrative and custody fees and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if such investor invested in a Portfolio Fund directly or in a closed-end fund that did not invest through Portfolio Funds.

Temporary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Investments. The allocation among Fund investments may vary from time to time, especially during the Fund’s initial period of investment operations. During the initial period of investment operations (which will be determined by the Adviser and may last a significant period of time), the Fund may hold a relatively larger portion of its assets in ETFs, as compared to the Adviser’s long-term target allocation among Portfolio Funds. In addition, the Fund may hold a substantial portion of the proceeds of the offering of Shares in short-term investments (including money market funds, short-term treasuries and other liquid investment vehicles) for a limited period of time while the Fund seeks desirable Portfolio Funds.

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance and ability to meet its investment objective.

Short-term investments may produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in accordance with the Adviser’s long-term target allocations. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in accordance with the Adviser’s long-term target allocations may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in accordance with the Adviser’s long-term target allocations.

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage. The Portfolio Fund Managers generally employ leverage in their Portfolio Funds and the Fund may employ leverage (but it is not a principal investment strategy). The Fund generally does not limit its exposure to leverage in selecting individual Portfolio Funds or by Portfolio Funds in the aggregate. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Portfolio Fund or the Fund will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Portfolio Funds or the Fund in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed. The Fund did not directly employ leverage during the fiscal period ended September 30, 2024.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the coronavirus (COVID-19), and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund investments.

Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility. The impact of COVID-19 and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. Continuing market volatility as a result of recent market conditions or other events may adversely affect the performance of the Fund investments, the Fund and a Shareholder’s investment in the Fund.

Competition For Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities. In recent years, there has been a marked increase in the number of, and flow of capital into, investment vehicles established in order to implement nontraditional asset investment strategies, including the strategies implemented by the Fund and the Portfolio Funds. The Fund will compete for investments with other investment funds (including registered investment companies and private funds), as well as financial services companies such as commercial and investment banks. Many of the Fund’s competitors are substantially larger and have considerably greater financial resources than the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC. As a result, no assurance can be given that the Fund will be able to identify and complete attractive investments or that it will be able to fully invest its subscriptions. Even if the Adviser identifies an attractive investment opportunity, the Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

Access To Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Access to Investments. The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a regulated investment company under the Code can limit its ability to acquire or continue to hold positions in investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to Shareholders of the Fund.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if a relatively large percentage of the Fund’s assets are allocated to a relatively small number of investments, losses suffered by such Fund investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “Certain Tax Considerations.”

Regulatory Risks Of Private Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risks of Private Investment Companies. The regulatory environment for Portfolio Funds that are excluded from the definition of “investment company” under the 1940 Act solely by Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (“Private Investment Companies”) (and for registered investment companies investing in Private Investment Companies) is complex and evolving. Changes in the regulation or taxation of private funds are impossible to predict and may adversely affect the ability of the Fund to execute its investment strategy.

General Legal Tax And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private equity funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private equity funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) vests U.S. federal bank, securities and commodities regulators with significant and extensive rulemaking, supervisory and enforcement authority. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

Payment In Kind For Repurchased Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment In-Kind for Repurchased Shares. The Fund does not expect to distribute securities as payment for repurchased Shares except in unusual circumstances. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund or on Shareholders not requesting that their Shares be repurchased. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The Fund and its service providers are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations.

Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its Shareholders. For instance, cyber-attacks may interfere with the processing of Shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. While the Adviser has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling securities or accurately pricing their investments. The Fund cannot directly control cyber security plans and systems of its service providers, the Fund’s counterparties, issuers of securities in which the Fund invests, or securities markets and exchanges.

Amount Or Frequency Of Distributions Not Guaranteed [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Amount or Frequency of Distributions Not Guaranteed. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk. As described under “Repurchase Offers” below, the Fund is a “tender offer fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, may offer to repurchase Shares at the sole discretion of the Board and pursuant to written tenders by Shareholders. In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendation of the Adviser. The Adviser currently expects to recommend to the Board that the Fund conduct quarterly repurchase offers for up to 5% of its outstanding Shares at the applicable NAV per Share under ordinary circumstances. However, the Fund is not required to conduct repurchase offers and may be less likely to do so during periods of exceptional market conditions. The Fund believes that repurchase offers are generally beneficial to Shareholders and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer, if any, to make another repurchase request, unless the offer to repurchase Shares in the Fund is increased and extended by the Board. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline between the date the Shareholder submits their repurchase request and the date as of Shares are valued for purposes of such repurchase. Moreover, any repurchase offer will dilute the ownership interest and voting power of Shareholders who do not participate in such repurchase offer because such Shareholders will own a smaller percentage of the total number of outstanding Shares following the completion of the repurchase offer. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.

Investor Suitability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investor Suitability Risk. An investment in the Fund is not suitable for all investors. Prospective investors in the Fund should carefully review the discussion of risks in this Prospectus for specific risks associated with the Fund and the Portfolio Fund Managers’ styles of investing. The Fund is not intended to be a complete investment program. An investment in the Fund should be made only by investors who understand the nature of the investment and do not require more than limited liquidity in this investment. An investor could sustain a loss of a portion or all of their investment in the Fund.

Dilution From Subsequent Offerings Of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution from Subsequent Offerings of Shares. The Fund intends to conduct a continuous monthly offering of its Shares. Additional purchases may dilute the indirect interests of existing Shareholders in the Fund’s investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent investments underperform the prior investments.

Global Climate Change Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Climate Change Considerations. Global climate change could have an adverse effect on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that affected coastal properties may not ever recover their value, unlike previous declines in the real estate market. Further, large wildfires driven by high winds and prolonged drought may devastate entire communities and may be significantly expensive to any business found responsible for the fire. These losses could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. The time period over which these consequences might unfold is difficult to predict. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

Exchange Traded Product Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Product Risk. The Fund may invest in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits. Other risks associated with investing in ETFs include passive investment risk, index-related risk and tracking error risk.

Passive Investment Risk. The ETFs in which the Fund invests may not be actively managed, and the ETF’s adviser would not attempt to take defensive positions in declining markets. Unlike many investment companies, a passively managed index ETF does not seek to outperform its index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the ETF’s return to be lower than if the ETF employed an active strategy.

Index-Related Risk. There is no guarantee that an ETF will achieve a high degree of correlation to its index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the ETF’s ability to adjust its exposure to the required levels in order to track the index. Errors in index data, index computations and/or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the ETF and its shareholders, including the Fund.

Tracking Error Risk. Tracking error may occur because of differences between the instruments held in an ETF’s portfolio and those included in its index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, size of the ETF, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the underlying index or the costs to the ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index does not.

Passive Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Passive Investment Risk. The ETFs in which the Fund invests may not be actively managed, and the ETF’s adviser would not attempt to take defensive positions in declining markets. Unlike many investment companies, a passively managed index ETF does not seek to outperform its index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the ETF’s return to be lower than if the ETF employed an active strategy.

Index Related Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Index-Related Risk. There is no guarantee that an ETF will achieve a high degree of correlation to its index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the ETF’s ability to adjust its exposure to the required levels in order to track the index. Errors in index data, index computations and/or the construction of the index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the ETF and its shareholders, including the Fund.

Tracking Error Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tracking Error Risk. Tracking error may occur because of differences between the instruments held in an ETF’s portfolio and those included in its index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, size of the ETF, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the underlying index or the costs to the ETF of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index does not.

Investment In Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, investors bear both their proportionate share of expenses in the Fund (including the Management Fee) and, indirectly, the expenses of the investment companies.

Money Market Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Money Market Instruments. The Adviser will invest in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government Securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Securities Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities Markets Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Limited Or No Operating History Of Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited or No Operating History of Portfolio Funds and Special Purpose Vehicles. Investments may have limited or no operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies will be limited. Moreover, even to the extent an investment has a longer operating history, the past investment performance should not be construed as an indication of the future results of such investments or the Fund, particularly as professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the sponsor or Portfolio Fund Managers that is not, and cannot be, independently verified.

Investments In The Portfolio Funds Generally Dependence On The Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Portfolio Funds Generally; Dependence on Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds Not Registered [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds Not Registered. The Fund is a registered investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

Many Portfolio Funds are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in certain Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, many Portfolio Funds do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds Are Generally Non Diversified [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds are Generally Non-Diversified. While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the NAVs of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.

Portfolio Funds Securities Are Generally Illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds’ Securities are Generally Illiquid. The securities of the Portfolio Funds in which the Fund invests or plans to invest will often be illiquid. The Fund may invest in such securities without limit. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. There is no regular market for interests in many Portfolio Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable Portfolio Fund, and could occur at a discount to the stated NAV. If the Adviser determines to cause the Fund to sell its interest in a Portfolio Fund, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Portfolio Fund Operations Not Transparent [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Operations Not Transparent. The Adviser does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund Managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund.

There is the risk of “style drift” by the Portfolio Funds, which is the risk that a Portfolio Fund Manager may deviate from the Portfolio Fund’s stated or expected investment strategy. Style drift can occur abruptly if a Portfolio Fund Manager believes it has identified an investment opportunity for higher returns from a different approach or it can occur gradually, such as if, for instance, a “value” oriented Portfolio Fund Manager gradually increases a Portfolio Fund’s investments in “growth” stocks. Style drift can also occur if a Portfolio Fund Manager focuses on factors it had deemed immaterial in its offering documents or as a result of subjective judgment as to how to categorize investments.

Additionally, style drift may result in a Portfolio Fund Manager pursuing investment opportunities in an area in which it has a competitive disadvantage or that is outside the Portfolio Fund Manager’s area of expertise (e.g., a large-cap manager focusing on small-cap investment opportunities). Moreover, style drift may cause the Fund to be exposed to particular markets or strategies to a greater extent than was anticipated by the Adviser when it allocated assets to a Portfolio Fund and which may result in the Fund being exposed to overlapping investment strategies among various Portfolio Funds. In addition, style drift may affect the categorization of a Portfolio Fund as relating to a particular discipline, and, as a result, may affect the Adviser’s attempts to monitor the Fund’s investment guidelines.

The Fund’s portfolio may include Portfolio Funds with niche investment strategies such as trade claims, equipment leases and aviation and aviation-linked transactions and securities. There may be particular difficulties in selecting and monitoring these types of Portfolio Funds. It may be more difficult for the Adviser to evaluate the risks associated with investing in such Portfolio Funds. In addition, because of the limited number of Portfolio Fund Managers that typically specialize in a particular niche investment strategy, the Fund may be limited with respect to the Portfolio Funds in which it may choose to invest.

Volatility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Volatility. Portfolio Funds will, and the Fund may, frequently be subject to substantial volatility, which could result from a number of causes. Some of the Portfolio Fund Managers may concentrate their portfolios by holding a relatively limited number of investments. Accordingly, the aggregate returns realized by the Fund may be adversely affected by a small number of investments. Furthermore, while the Adviser will generally allocate the Fund’s assets among Portfolio Fund Managers with differing styles and techniques, there are no fixed allocation percentages. There is the risk that a disproportionate share of the Fund’s assets may be committed to one or more strategies or techniques. The Adviser does not seek to manage the risk that different Portfolio Funds may invest in the same securities or may take substantial positions in the same sectors. This would result in less diversification than would be suggested by the number of Portfolio Fund Managers being employed. In addition, the use of leverage by a Portfolio Fund will tend to increase its volatility.

The allocation of Fund assets to new or emerging Portfolio Funds or Portfolio Fund Managers who utilize unique investment strategies or asset classes may subject the Fund to greater volatility due to the greater difficulty in assessing the track record or analyzing the investment strategy and relevant risks of those Portfolio Funds than Portfolio Fund Managers with longer track records or more conventional strategies.

The allocation of Fund assets to Portfolio Funds in response to particular market conditions could increase volatility and potential for loss if such market conditions continue to worsen or react in a manner not anticipated by the Adviser.

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The Adviser has the discretion to allocate Fund assets among various Portfolio Fund Strategies and make direct investments. There is no assurance that the Adviser’s decisions in this regard will result in the desired effects. In addition, the Fund may be limited in its ability to make changes to its investment allocations due to the subscription and redemption provisions of the Portfolio Funds, including notice periods, limited subscription and redemption dates, the ability of the Portfolio Funds to suspend and postpone redemptions, and lockups on redemptions imposed by certain Portfolio Funds. Moreover, investment allocations among the Portfolio Funds will be made by the Adviser based on information previously provided by the Portfolio Funds. If such information is inaccurate or incomplete, it is possible that the allocation of Fund assets to the Portfolio Funds may not reflect the Adviser’s investment intentions. This could have a material adverse effect on the ability of the Adviser to implement investment strategies of the Fund.

The Adviser may seek to reduce the risks of investing in Portfolio Funds by spreading the investments of the Fund among a variety of different Portfolio Fund Managers using investment strategies with returns that are not expected to be highly correlated, or are expected to be negatively correlated, with one another. If such an approach is effective, the profits from one Portfolio Fund investment may offset the losses from another, thereby reducing the Fund’s overall volatility. However, it is possible that the performance of the Portfolio Funds may actually be closely correlated in some market conditions, resulting (if those returns are negative) in significant losses to the Fund.

Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. The value of an investment in the Fund may decline when an investor’s other holdings are also declining in value. Similarly, the Fund’s investments may have a strong correlation to one another, which could result in most or all of such investments declining over the same time period.

Portfolio Fund Manager Incentive Compensation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Manager Incentive Compensation. Each Portfolio Fund Manager generally will receive performance-based compensation, expected to range from 15% to 25% of net profits. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. The performance-based compensation that will be received by a Portfolio Fund Manager may create an incentive for the Portfolio Fund Manager to make investments that are riskier or more speculative than those that might have been made in the absence of the performance-based compensation. In addition, because the performance-based compensation will be calculated on a basis that includes realized and unrealized appreciation of a Portfolio Fund’s assets, the performance-based compensation may be greater than if it were based solely on realized gains. The fees and other expenses borne by the Fund, including the performance-based compensation indirectly payable by the Fund as a result of its investments in Portfolio Funds, are higher than those of other registered investment companies.

Use Of Multiple Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Multiple Portfolio Fund Managers. Portfolio Fund Managers have varying levels of skills and experience and their principals may employ trading methods, policies and strategies that differ from those of other Portfolio Fund Managers. No assurance can be given that the collective performance of the Portfolio Fund Managers will result in profitable returns or avoid losses for the Fund as a whole. Positive performance achieved by one or more Portfolio Fund Managers may be neutralized by negative performance experienced by other Portfolio Fund Managers.

Limitations On Ability To Invest In Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Ability to Invest in Portfolio Funds. Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objectives.

Restrictions On Withdrawals From Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Withdrawals from Portfolio Funds. The ability of the Fund to withdraw any amount invested in a Portfolio Fund may be subject to certain restrictions and conditions, including restrictions on the withdrawal of interests for a specified period (a “lock-up”), restrictions on the amount of withdrawals and the frequency with which withdrawals can be made, and investment minimums which must be maintained. Additionally, Portfolio Fund Managers typically reserve the right to suspend withdrawals and to satisfy withdrawals by making distributions in-kind of securities which may not be marketable, under certain circumstances. During past financial market crises, private investment funds have suspended withdrawals or redemptions, allocated substantial portions of their portfolios to “special purpose vehicles” with delayed liquidity and/or “side- pocketed” or “designated” portions of their portfolios due to what the Portfolio Fund Managers of such funds believed to be an inability to effect portfolio transactions at reasonable price levels.

Indemnification Of Portfolio Funds And Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Portfolio Funds and Portfolio Fund Managers. The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Indemnification Withdrawal Adjustments Clawbacks And Other Potential Legal Obligations With Respect To Proceeds Received From Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification, Withdrawal Adjustments, Clawbacks and Other Potential Legal Obligations with Respect to Proceeds Received from Portfolio Funds. Subsequent to its withdrawal from a Portfolio Fund, the Fund may have indemnification or reimbursement obligations to a Portfolio Fund that survive beyond its withdrawal and exceed any unpaid holdback that relate to the period during which the Fund was invested in the Portfolio Fund (or with respect to a partial withdrawal, that portion that has been withdrawn). In such circumstances, the Fund may be required by the 1940 Act to segregate liquid assets to cover this open obligation. A reimbursement obligation could arise or be asserted, or an agreement or compromise reached, for example, based on the terms of the governing documents of the Portfolio Fund, applicable law, litigation or other less formal dispute resolution processes (each, a “Reimbursement Claim”). The Fund also may be subject to a Reimbursement Claim if the governing documents of a Portfolio Fund require that the Fund be subject to a “clawback” in the event of an overpayment of withdrawal proceeds or as a result of bankruptcy proceedings involving a Portfolio Fund. It is likely that the legal, contractual and other authority relevant to any Reimbursement Claim will be uncertain and require the Fund, together with legal counsel, to evaluate any Reimbursement Claim and determine a course of action in a manner it considers in the best interests of the Fund. Such an evaluation may be time consuming and expensive for the Fund and the Adviser.

Capital Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Call Risk. The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund defaults on its commitment to a Portfolio Fund or fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Fund to pursue its investment strategy; (ii) force the Fund to borrow; (iii) indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Portfolio Funds (including the complete forfeiture of the Fund’s investment in a Portfolio Fund); or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Contingent Liabilities On Disposition Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities on Disposition of Investments. In connection with the disposition of a Fund investment, it may be required to make representations about the investment. The Fund may be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements may result in the incurrence of contingent liabilities for which the Adviser may establish reserves and escrows. In that regard, distributions may be delayed or withheld until such reserve is no longer needed or the escrow period expires.

Investments In Non Voting Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock. To avoid potential adverse regulatory consequences, the Fund may need to hold its interest in a Portfolio Fund in non-voting form or limit its voting rights to 5%. This limitation on voting rights is intended to ensure that a Portfolio Fund is not deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may potentially impose limits on transactions with the Portfolio Funds both by the Fund and other clients of the Adviser. There are, however, other statutory tests of affiliation (such as on the basis of control), and a Portfolio Fund may be deemed an “affiliated person” of the Fund notwithstanding these limitations. If this were the case, transactions between the Fund and a Portfolio Fund could potentially be subject to the prohibitions of the 1940 Act if an appropriate exemption were not available.

In order to comply with this 5% limitation, the Fund may, at the time of investment, elect to invest in a class of a Portfolio Fund’s non-voting securities (if such a class is available) or enter into a contractual arrangement under which the Fund irrevocably waives all voting rights associated with the investment or those that would exceed the 5% limitation. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. Other investment funds or accounts managed by the Adviser also may waive voting rights in a particular Portfolio Fund. Determinations of whether the Fund will waive its voting rights are made by the Adviser as part of the investment process. When deciding to waive voting rights, the Adviser considers only the interests of the Fund and not the interests of the Adviser or those of its other clients. The Fund has not established specific written procedures relating to this process.

As a general matter, unlike public corporations or registered investment companies, the Portfolio Funds in which the Fund will invest provide their shareholders with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of Portfolio Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a Portfolio Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its Shareholders from investing in non-voting securities.

Termination Of The Funds Interest In A Portfolio Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Portfolio Fund Strategies Risks Hedge Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Strategies Risks– Hedge Funds

Equity Hedge Strategy Risk. Certain Portfolio Funds selected by the Adviser may manage portfolios of both long and short positions in equity securities. The success of such Portfolio Funds depends largely on their Portfolio Fund Manager’s ability to identify mispriced stocks. Individual Portfolio Funds may incorrectly size their positions despite position and risk limits. Equity hedge Portfolio Funds rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, equity hedge Portfolio Funds typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.

Event Driven Investing Risk. Portfolio Funds may engage in event driven investing. Event driven investing requires the investor to make predictions about (i) the likelihood that an event will occur; and (ii) the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as a Portfolio Fund Manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring that promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Portfolio Funds of the security in respect of which such distribution was made. The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including, among other reasons: (i) opposition of the management or stockholders of the target company, which will often result in litigation to enjoin the proposed transaction; (ii) intervention of a federal or state regulatory agency; (iii) efforts by the target company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (iv) in the case of a merger, failure to obtain the necessary stockholder approvals; (v) market conditions resulting in material changes in securities prices; (vi) compliance with any applicable federal or state securities laws; and (vii) inability to obtain adequate financing. Because of the inherently speculative nature of event driven investing, the results of the Portfolio Funds’ operations may be expected to fluctuate from period to period. Accordingly, investors should understand that the results of a particular period will not necessarily be indicative of results that may be expected in future periods.

Credit Strategy Risk. Credit strategies are designed to isolate attractive opportunities in various fixed income securities, typically focused on corporate. Credit strategies are typically subject to many of the same risks as traditional fixed income strategies, including but not limited to interest rate risk, credit risk, and prepayment risk. Such risks may be exacerbated by the fact that a Portfolio Fund Managers may engage in the use of credit derivatives in order to gain exposure to a certain position. Recent and potential future changes in government monetary policy may affect the level of interest rates. Finally, while credit strategies are diverse, they can exhibit highly correlated losses during certain market periods.

Distressed Investments Risk. Portfolio Funds may invest in companies that are in poor financial condition, lack sufficient capital or that are involved in bankruptcy or reorganization proceedings. These securities and obligations often trade at a discount to the expected enterprise value that can be achieved through a restructuring but risk the possibility that no restructuring will occur, or will occur on terms less favorable than anticipated.

Typically, these transactions may be in publicly traded debentures, notes, bank loans, trade claims or other traded debt or preferred stock of companies in out-of-court or Chapter 11 or other similar court-administered restructuring proceedings and similar judicial financial reorganizations and workouts. Debt obligations of distressed companies are typically unrated, lower-rated or close to default. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

The limited research coverage, difficulty of financial analysis, legal complexities and weak institutional focus on workouts generally create substantial price differentials between market value and the likely future value. The value of positions in bankrupt companies or in workout situations generally depends on numerous and often unascertainable factors, such as the sale price of assets, the length of the bankruptcy proceeding or negotiations or the resolution of disputes between classes of creditors. Bankruptcy situations may be particularly complicated and may involve a high degree of uncertainty and market risk. Securities and other interests in these types of companies might have to be held for long periods of time.

Emerging Markets Strategy Risk. Portfolio Funds that target emerging markets are subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole. See “Risks Related to Portfolio Funds’ Investments— Emerging Markets.”

Equity Strategy Risk. Equity strategies involve the purchase and/or short sale of equity and/or equity-linked instruments in global markets. Most Portfolio Fund Managers that engage in equity strategies tend to engage in “stock picking” rather than investing in broad-based indices. Portfolio Fund Managers tend to rely on fundamental analysis in order to identify overvalued and/or undervalued securities. A failure by the Portfolio Fund Manager to properly value securities or a market environment where fundamental analysis struggles (e.g., highly correlated markets) may result in losses.

Global Macro Strategy Risk. The success of a global macro strategy is contingent upon the macro-economic views of the Portfolio Fund Manager and the Portfolio Fund Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with highest probability of failure (short positions) based on such views. Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the instruments utilized to implement the strategy.

Relative-Value Hedging Strategies. The use by certain Portfolio Fund Managers of “relative-value” hedging or arbitrage strategies does not necessarily mean that those strategies are without risk or substantial cost. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a “relative-value” position can effectively result in the position being transformed into an outright speculation. “Relative-value” strategies typically are dependent on market liquidity. In 1994, 1998 and again in 2008-2009 when market liquidity was sharply reduced, a number of investment funds pursuing “relative-value” strategies incurred total losses.

Multi-Strategies Risk. Multi-strategy portfolios seek to obtain a broad range of the various strategies discussed herein. As such, multi-strategy portfolios are subject to the risks and limitations of the various underlying strategies that they use. While a multi-strategy portfolio seeks to limit the losses due to any particular underlying strategy via diversification, certain underlying strategies can exhibit highly correlated losses during certain market periods.

Equity Hedge Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Hedge Strategy Risk. Certain Portfolio Funds selected by the Adviser may manage portfolios of both long and short positions in equity securities. The success of such Portfolio Funds depends largely on their Portfolio Fund Manager’s ability to identify mispriced stocks. Individual Portfolio Funds may incorrectly size their positions despite position and risk limits. Equity hedge Portfolio Funds rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, equity hedge Portfolio Funds typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.

Event Driven Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Event Driven Investing Risk. Portfolio Funds may engage in event driven investing. Event driven investing requires the investor to make predictions about (i) the likelihood that an event will occur; and (ii) the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as a Portfolio Fund Manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring that promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Portfolio Funds of the security in respect of which such distribution was made. The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including, among other reasons: (i) opposition of the management or stockholders of the target company, which will often result in litigation to enjoin the proposed transaction; (ii) intervention of a federal or state regulatory agency; (iii) efforts by the target company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (iv) in the case of a merger, failure to obtain the necessary stockholder approvals; (v) market conditions resulting in material changes in securities prices; (vi) compliance with any applicable federal or state securities laws; and (vii) inability to obtain adequate financing. Because of the inherently speculative nature of event driven investing, the results of the Portfolio Funds’ operations may be expected to fluctuate from period to period. Accordingly, investors should understand that the results of a particular period will not necessarily be indicative of results that may be expected in future periods.

Credit Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Strategy Risk. Credit strategies are designed to isolate attractive opportunities in various fixed income securities, typically focused on corporate. Credit strategies are typically subject to many of the same risks as traditional fixed income strategies, including but not limited to interest rate risk, credit risk, and prepayment risk. Such risks may be exacerbated by the fact that a Portfolio Fund Managers may engage in the use of credit derivatives in order to gain exposure to a certain position. Recent and potential future changes in government monetary policy may affect the level of interest rates. Finally, while credit strategies are diverse, they can exhibit highly correlated losses during certain market periods.

Distressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed Investments Risk. Portfolio Funds may invest in companies that are in poor financial condition, lack sufficient capital or that are involved in bankruptcy or reorganization proceedings. These securities and obligations often trade at a discount to the expected enterprise value that can be achieved through a restructuring but risk the possibility that no restructuring will occur, or will occur on terms less favorable than anticipated.

Typically, these transactions may be in publicly traded debentures, notes, bank loans, trade claims or other traded debt or preferred stock of companies in out-of-court or Chapter 11 or other similar court-administered restructuring proceedings and similar judicial financial reorganizations and workouts. Debt obligations of distressed companies are typically unrated, lower-rated or close to default. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

The limited research coverage, difficulty of financial analysis, legal complexities and weak institutional focus on workouts generally create substantial price differentials between market value and the likely future value. The value of positions in bankrupt companies or in workout situations generally depends on numerous and often unascertainable factors, such as the sale price of assets, the length of the bankruptcy proceeding or negotiations or the resolution of disputes between classes of creditors. Bankruptcy situations may be particularly complicated and may involve a high degree of uncertainty and market risk. Securities and other interests in these types of companies might have to be held for long periods of time.

Emerging Markets Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Strategy Risk. Portfolio Funds that target emerging markets are subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole. See “Risks Related to Portfolio Funds’ Investments— Emerging Markets.”

Equity Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Strategy Risk. Equity strategies involve the purchase and/or short sale of equity and/or equity-linked instruments in global markets. Most Portfolio Fund Managers that engage in equity strategies tend to engage in “stock picking” rather than investing in broad-based indices. Portfolio Fund Managers tend to rely on fundamental analysis in order to identify overvalued and/or undervalued securities. A failure by the Portfolio Fund Manager to properly value securities or a market environment where fundamental analysis struggles (e.g., highly correlated markets) may result in losses.

Global Macro Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Macro Strategy Risk. The success of a global macro strategy is contingent upon the macro-economic views of the Portfolio Fund Manager and the Portfolio Fund Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with highest probability of failure (short positions) based on such views. Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the instruments utilized to implement the strategy.

Relative Value Hedging Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Relative-Value Hedging Strategies. The use by certain Portfolio Fund Managers of “relative-value” hedging or arbitrage strategies does not necessarily mean that those strategies are without risk or substantial cost. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a “relative-value” position can effectively result in the position being transformed into an outright speculation. “Relative-value” strategies typically are dependent on market liquidity. In 1994, 1998 and again in 2008-2009 when market liquidity was sharply reduced, a number of investment funds pursuing “relative-value” strategies incurred total losses.

Multi Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multi-Strategies Risk. Multi-strategy portfolios seek to obtain a broad range of the various strategies discussed herein. As such, multi-strategy portfolios are subject to the risks and limitations of the various underlying strategies that they use. While a multi-strategy portfolio seeks to limit the losses due to any particular underlying strategy via diversification, certain underlying strategies can exhibit highly correlated losses during certain market periods.

Portfolio Fund Strategies Risks Private Equity Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Strategies Risks– Private Equity Funds

Venture Capital Investing Style Risk. Venture capital funds typically invest directly in private companies that are subject to a different set of risks than those typically associated with publicly traded companies. For example, these companies may have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also hold significant debt; engage in a rapidly changing business environment with products subject to obsolescence; rely on unsustainable market trends or a competitive advantage that may be lost to new market entrants; depend on an inexperienced management team; and be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, and the protection of intellectual property.

Growth Capital Investing Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Over time, a growth investing style may go in and out of favor, causing a Portfolio Fund to sometimes underperform the market in general and other Portfolio Funds that use differing investing styles.

Leveraged Buyouts Strategy Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

Special Situations Risk. The special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These companies may be experiencing, or are expected to experience, financial difficulties that may never be overcome. The securities of such companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic

Venture Capital Investing Style Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital Investing Style Risk. Venture capital funds typically invest directly in private companies that are subject to a different set of risks than those typically associated with publicly traded companies. For example, these companies may have a weak financial condition, require significant additional capital to support their operations, and may otherwise fail to become profitable or lose invested capital. These companies may also hold significant debt; engage in a rapidly changing business environment with products subject to obsolescence; rely on unsustainable market trends or a competitive advantage that may be lost to new market entrants; depend on an inexperienced management team; and be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, and the protection of intellectual property.

Growth Capital Investing Style Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Growth Capital Investing Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Over time, a growth investing style may go in and out of favor, causing a Portfolio Fund to sometimes underperform the market in general and other Portfolio Funds that use differing investing styles.

Leveraged Buyouts Strategy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraged Buyouts Strategy Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

Special Situations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situations Risk. The special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These companies may be experiencing, or are expected to experience, financial difficulties that may never be overcome. The securities of such companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic

Portfolio Fund Strategies Risks Real Estate Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Strategies Risks– Real Estate Investment Funds

Core Strategy. Portfolio Funds with a core strategy target high-quality core portfolios with real estate assets that provide relatively lower and more stable returns. Investments are typically located in primary markets and in the main property types (offices, retail, industrial and multi-family). Core properties are stable, well-maintained, well-leased and often of the Class A variety.

Core Plus Strategy. Portfolio Funds with a core plus strategy seek moderate risk portfolios with real estate that provides moderate returns. Investments are predominantly core but with an emphasis on a modest value add management approach. A core-plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments.

Value Add Strategy. Portfolio Funds with a value add strategy typically focus on more aggressive active asset management and often employ more leverage. This is a medium-to-high risk/medium-to-high return strategy. Investment portfolios typically target lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value added when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to Class A buildings (i.e., redevelopment/repositioning/releasing).

Opportunistic Strategy. Portfolio Funds with an opportunistic or distressed investment strategy typically focus on the most aggressive and active asset management strategies, typically on growth and development oriented or centered properties, and/or on property repositioning or redevelopment strategies. Such non-core properties typically offer the highest overall expected return potential, but also carry the highest risk. They frequently utilize high degrees of financial leverage and require substantial capital investment. Typically, a significant portion of the return on the underlying asset is achieved upon its sale or refinancing, with limited or no current income generation.

Multi-Strategy. Portfolio Funds that employ a multi-strategy approach attempt to diversify the risk-reward profiles and the underlying types of real estate in which they invest, with the strategies noted above. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds.

Core Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Core Strategy. Portfolio Funds with a core strategy target high-quality core portfolios with real estate assets that provide relatively lower and more stable returns. Investments are typically located in primary markets and in the main property types (offices, retail, industrial and multi-family). Core properties are stable, well-maintained, well-leased and often of the Class A variety.

Core Plus Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Core Plus Strategy. Portfolio Funds with a core plus strategy seek moderate risk portfolios with real estate that provides moderate returns. Investments are predominantly core but with an emphasis on a modest value add management approach. A core-plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments.

Value Add Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Value Add Strategy. Portfolio Funds with a value add strategy typically focus on more aggressive active asset management and often employ more leverage. This is a medium-to-high risk/medium-to-high return strategy. Investment portfolios typically target lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value added when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to Class A buildings (i.e., redevelopment/repositioning/releasing).

Opportunistic Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Opportunistic Strategy. Portfolio Funds with an opportunistic or distressed investment strategy typically focus on the most aggressive and active asset management strategies, typically on growth and development oriented or centered properties, and/or on property repositioning or redevelopment strategies. Such non-core properties typically offer the highest overall expected return potential, but also carry the highest risk. They frequently utilize high degrees of financial leverage and require substantial capital investment. Typically, a significant portion of the return on the underlying asset is achieved upon its sale or refinancing, with limited or no current income generation.

Multi Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multi-Strategy. Portfolio Funds that employ a multi-strategy approach attempt to diversify the risk-reward profiles and the underlying types of real estate in which they invest, with the strategies noted above. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds.

Short Sales [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales. Portfolio Funds may engage in short selling. A short sale involves the sale of a security that a fund does not own in the hope of purchasing the same security or equivalent security at a later date at a lower price. A short sale involves the risk of an increase in the market price of the security and therefore the possibility of a theoretically unlimited loss. To initiate the short sale, a fund must borrow the security, and the fund is obligated to return the security to the lender by purchasing the security at a later date, which may be difficult and costly to effect in the event the market for the security has become illiquid. Such illiquidity may be more likely to occur with respect to securities of small capitalization companies. The fund may be forced to unwind a short sale at a disadvantageous time for a number of reasons, including a call back by the lender of the stock at a time additional stock is not available to borrow, a forced tender of the stock or a merger or other form of corporate consolidation. In the United States, when a short sale is made, the seller generally must leave the proceeds thereof with the broker and it must also deposit with the broker an amount of cash or U.S. Government securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. If short sales are effected on a non-U.S. exchange, such transactions will be governed by local law.

Collective Investments Or Offsetting Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collective Investments or Offsetting Investments. The Portfolio Fund Managers may work with other Portfolio Fund Managers to invest collectively in the same underlying company, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In addition, Portfolio Funds may hold economically offsetting positions including, for example, where Portfolio Funds have independently taken opposing positions (e.g., long and short) in an investment or due to hedging by Portfolio Fund Managers. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s NAVs may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Investments In Fixed Income Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Fixed-Income Securities. The Portfolio Funds may invest in bonds or other fixed-income securities. Portfolio Fund Managers will invest in these securities when they offer opportunities for capital appreciation and may also invest in these securities for temporary defensive purposes and to maintain liquidity.

Fixed-income securities include, among other securities: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the Portfolio Fund’s performance.

Junk Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Junk Bonds. There is no minimum credit standard that is a prerequisite to a Portfolio Fund’s acquisition of any security. Portfolio Funds are permitted to invest in debt securities rated below investment grade, otherwise known as high-yield securities or “junk bonds.” Junk bonds are speculative with respect to the issuer’s capacity to pay interest and repay principal. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Zero Coupon And Deferred Interest Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Zero Coupon and Deferred Interest Bonds. The Portfolio Funds may invest in zero coupon bonds and deferred interest bonds. Zero coupon bonds do not require the periodic payment of interest, and deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. These debt obligations are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations of the same maturity that provide for regular payments of interest.

Catastrophe Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Catastrophe Bonds. The Portfolio Funds may invest in reinsurance investments such as catastrophe bonds (also known as event-linked bonds), whose return of principal and payment of interest are contingent upon the non-occurrence of certain specified trigger events including, but not limited to, property, fire and explosions, hurricanes, earthquakes, windstorms, extreme temperature conditions, terrorism, and marine, nuclear and aviation disasters. In most cases, the trigger event, as defined within the terms of the catastrophe bond, will not be deemed to have occurred unless the trigger event happened in a particular geographic area and was of a certain magnitude or caused a certain measurable amount of actual or modeled loss. If the trigger event occurs prior to the catastrophe bond’s maturity, the Portfolio Fund may lose a portion or all of its investment in the catastrophe bond, including any accrued interest and/or principal invested. The type, frequency and severity of a catastrophic event is difficult to predict and therefore the expected return on a catastrophe bond is difficult to calculate. There can be no assurance that a catastrophe bond in which the Portfolio Fund invests will not experience either a partial or total loss of accrued interest and/or principal invested. Additionally, the Portfolio Fund’s investment in catastrophe bonds may be concentrated in one or more types of catastrophic events, in which case a single catastrophic event could have a considerably greater adverse effect on the Portfolio Fund than if the Portfolio Fund’s insurance-based investments were more diversified.

Specialized Investment Instruments And Techniques [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Specialized Investment Instruments and Techniques. The Portfolio Fund Managers may utilize a variety of special investment instruments and techniques (a number of which are described below) to hedge the portfolios of the Portfolio Funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a Portfolio Fund’s investment objective. These strategies may be executed through derivative transactions. The instruments the Portfolio Fund Managers may use and the particular manner in which they may be used may change over time as new instruments and techniques are developed or regulatory changes occur. Certain of the special investment instruments and techniques that the Portfolio Fund Managers may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions.

Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives. Some or all of the Portfolio Fund Managers may invest in, or enter into financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio Fund Manager to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way as the Portfolio Fund Manager can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio Fund’s performance. If a Portfolio Fund Manager invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio Fund’s return or result in a loss. A Portfolio Fund also could experience losses if derivatives are poorly correlated with its other investments, or if a Portfolio Fund Manager is unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Regulation of the derivatives market presents additional risks to the Fund and may limit the ability of the Fund to enter into derivatives transactions directly or to have exposure to such transactions through Portfolio Funds. Rule 18f-4 under the 1940 Act (“Rule 18f-4”) governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives transactions a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager.

Options and Futures. The Portfolio Fund Managers may utilize options and futures contracts. They also may use so-called “synthetic” options or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over the counter, the Portfolio Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, a Portfolio Fund Manager may have difficulty closing out its position. Over-the-counter options purchased and sold by the Portfolio Fund Managers also may include options on baskets of specific securities.

The Portfolio Fund Managers may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which a Portfolio Fund owns the underlying security. The sale of such an option exposes a Portfolio Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Portfolio Fund’s books or with the Portfolio Fund’s custodian to fulfill the obligation undertaken. The sale of such an option exposes a Portfolio Fund during the term of the option to a decline in price of the underlying security while depriving the Portfolio Fund of the opportunity to invest the segregated assets.

A Portfolio Fund Manager may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. A Portfolio Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Fund Manager would ordinarily make a similar “closing sale transaction,” which involves liquidating the underlying position by selling the option previously purchased, although the Portfolio Fund Manager would be entitled to exercise the option should it deem it advantageous to do so.

The Portfolio Funds may use derivatives that are subject to regulation by the CFTC. However, with respect to the Fund, the Adviser currently relies on the no-action relief afforded by CFTC Staff Letter No. 12-38. Therefore, the Adviser will not be required to deliver a CFTC disclosure document to Shareholders, nor will it be required to provide Shareholders certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. As of the date of this Prospectus, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and exemptions in the future. Any necessary compliance and reporting obligations to comply with CFTC regulation may increase Fund expenses or otherwise negatively impact the Fund.

The Portfolio Fund Managers may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio Fund Manager might realize in trading could be eliminated by adverse changes in the exchange rate, or a Portfolio Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in these transactions involves risk of loss to the Portfolio Funds which could adversely affect the value of the Fund’s net assets and result in a loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio Funds to substantial losses.

Successful use of futures also is subject to the Portfolio Fund Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Pursuant to regulations or published positions of the CFTC, a Portfolio Fund Manager may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. If a Portfolio Fund Manager is required to do so, the segregation of such assets will have the effect of limiting its ability to otherwise invest those assets.

Some or all of the Portfolio Fund Managers may purchase and sell stock index futures contracts for the Portfolio Funds. A stock index future obligates a Portfolio Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

Some or all of the Portfolio Fund Managers may purchase and sell interest rate futures contracts for the Portfolio Funds. An interest rate future obligates a Portfolio Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Some or all of the Portfolio Fund Managers may purchase and sell currency futures. A currency future obligates a Portfolio Fund to purchase or sell an amount of a specific currency at a future date at a specific price. Derivatives associated with foreign currency transactions are subject to currency risk.

Call and Put Options on Securities Indices. Some or all of the Portfolio Fund Managers may purchase and sell for the Portfolio Funds call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue its investment objective. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by the Portfolio Fund Manager of options on stock indexes will be subject to the Portfolio Fund Manager’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Warrants and Rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Swap Agreements. Some or all of the Portfolio Fund Managers may enter into equity, interest rate, index and currency rate swap agreements on behalf of the Portfolio Funds. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if a Portfolio Fund had invested directly in the asset that yielded the desired return.

Swap agreements are two-party contracts entered into primarily by institutional Shareholders for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Portfolio Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, a Portfolio Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that a Portfolio Fund is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund’s risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive.

Credit Default Swaps. Some or all of the Portfolio Fund Managers may purchase or sell credit default swaps, which are structured to transfer the credit exposure of fixed income products between parties. Under such transactions, the purchaser of the credit default swap will make payments to the seller, and in return, the seller agrees to pay off the debt if the underlying third party defaults on the loan. Portfolio Fund Managers may use credit default swaps for hedging (and non-hedging) purposes, as the swaps may act as protection against non-payment by the underlying third party by transferring the risk of default from the holder of the security (the buyer) to the seller of the swap. When used in respect of a basket of securities or an index, credit default swaps may be used to profit from changes in the perceived credit risk of the referenced securities. If the Portfolio Fund Manager incorrectly assesses the amount or timing of these changes, the position may lose money, possibly on an economically leveraged basis.

Options And Futures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options and Futures. The Portfolio Fund Managers may utilize options and futures contracts. They also may use so-called “synthetic” options or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over the counter, the Portfolio Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, a Portfolio Fund Manager may have difficulty closing out its position. Over-the-counter options purchased and sold by the Portfolio Fund Managers also may include options on baskets of specific securities.

The Portfolio Fund Managers may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which a Portfolio Fund owns the underlying security. The sale of such an option exposes a Portfolio Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Portfolio Fund’s books or with the Portfolio Fund’s custodian to fulfill the obligation undertaken. The sale of such an option exposes a Portfolio Fund during the term of the option to a decline in price of the underlying security while depriving the Portfolio Fund of the opportunity to invest the segregated assets.

A Portfolio Fund Manager may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. A Portfolio Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Fund Manager would ordinarily make a similar “closing sale transaction,” which involves liquidating the underlying position by selling the option previously purchased, although the Portfolio Fund Manager would be entitled to exercise the option should it deem it advantageous to do so.

The Portfolio Funds may use derivatives that are subject to regulation by the CFTC. However, with respect to the Fund, the Adviser currently relies on the no-action relief afforded by CFTC Staff Letter No. 12-38. Therefore, the Adviser will not be required to deliver a CFTC disclosure document to Shareholders, nor will it be required to provide Shareholders certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. As of the date of this Prospectus, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and exemptions in the future. Any necessary compliance and reporting obligations to comply with CFTC regulation may increase Fund expenses or otherwise negatively impact the Fund.

The Portfolio Fund Managers may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio Fund Manager might realize in trading could be eliminated by adverse changes in the exchange rate, or a Portfolio Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in these transactions involves risk of loss to the Portfolio Funds which could adversely affect the value of the Fund’s net assets and result in a loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio Funds to substantial losses.

Successful use of futures also is subject to the Portfolio Fund Manager’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Pursuant to regulations or published positions of the CFTC, a Portfolio Fund Manager may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. If a Portfolio Fund Manager is required to do so, the segregation of such assets will have the effect of limiting its ability to otherwise invest those assets.

Some or all of the Portfolio Fund Managers may purchase and sell stock index futures contracts for the Portfolio Funds. A stock index future obligates a Portfolio Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

Some or all of the Portfolio Fund Managers may purchase and sell interest rate futures contracts for the Portfolio Funds. An interest rate future obligates a Portfolio Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Some or all of the Portfolio Fund Managers may purchase and sell currency futures. A currency future obligates a Portfolio Fund to purchase or sell an amount of a specific currency at a future date at a specific price. Derivatives associated with foreign currency transactions are subject to currency risk.

Call And Put Options On Securities Indices [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Call and Put Options on Securities Indices. Some or all of the Portfolio Fund Managers may purchase and sell for the Portfolio Funds call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue its investment objective. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by the Portfolio Fund Manager of options on stock indexes will be subject to the Portfolio Fund Manager’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Warrants And Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants and Rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Swap Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Agreements. Some or all of the Portfolio Fund Managers may enter into equity, interest rate, index and currency rate swap agreements on behalf of the Portfolio Funds. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if a Portfolio Fund had invested directly in the asset that yielded the desired return.

Swap agreements are two-party contracts entered into primarily by institutional Shareholders for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Portfolio Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, a Portfolio Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The risk of loss with respect to swaps is limited to the net amount of interest payments that a Portfolio Fund is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund’s risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive.

Credit Default Swaps [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Default Swaps. Some or all of the Portfolio Fund Managers may purchase or sell credit default swaps, which are structured to transfer the credit exposure of fixed income products between parties. Under such transactions, the purchaser of the credit default swap will make payments to the seller, and in return, the seller agrees to pay off the debt if the underlying third party defaults on the loan. Portfolio Fund Managers may use credit default swaps for hedging (and non-hedging) purposes, as the swaps may act as protection against non-payment by the underlying third party by transferring the risk of default from the holder of the security (the buyer) to the seller of the swap. When used in respect of a basket of securities or an index, credit default swaps may be used to profit from changes in the perceived credit risk of the referenced securities. If the Portfolio Fund Manager incorrectly assesses the amount or timing of these changes, the position may lose money, possibly on an economically leveraged basis.

Foreign Securities And Forward Currency Exchange Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities and Forward Currency Exchange Contracts. Portfolio Fund Managers may invest in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts (“ADRs”) that represent indirect interests in securities of foreign issuers. Foreign securities in which Portfolio Fund Managers may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. These factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of a Portfolio Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investments in foreign issuers may require significant government approvals under corporate, securities, exchange control, non-U.S. investment and other similar laws and regulations and may require financing and structuring alternatives and exit strategies that differ substantially from those commonly used in the United States. Moreover, governmental issuers of foreign securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in foreign countries also involves higher brokerage and custodian expenses than does investment in domestic securities. Foreign securities may be subject to foreign taxes.

Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain of a Portfolio Fund’s foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. In addition, a Portfolio Fund may incur costs in connection with conversion between various currencies. The foregoing risks may be greater in emerging industrialized and less developed countries.

A Portfolio Fund Manager may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving a Portfolio Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by a Portfolio Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Portfolio Fund anticipates purchasing or selling a foreign security. This technique would allow the Portfolio Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Portfolio Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Portfolio Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Portfolio Fund’s investment objective, such as when a Portfolio Fund Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Portfolio Fund’s investment portfolio. There is no requirement that the Portfolio Funds hedge all or any portion of their exposure to foreign currency risks.

Developed Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Developed Markets. The Portfolio Funds may invest in, or have exposure to, securities of non-U.S. developed market countries, which may subject the Portfolio Funds to regulatory, political, economic, security, currency and other risk associated with developed market countries. In general, developed market countries tend to rely on the services sector (e.g., the financial services and consumer services) as the primary source of economic growth. Prolonged economic slowdown in one or more service sectors is therefore likely to have an adverse effect on the economies of certain developed market countries. Additionally, certain markets, such as labor and product markets, are subject to heavy regulation which may negatively affect economic growth or result in prolonged periods of recession. Developed market countries may also be significantly indebted and face rising healthcare and retirement expenses. Regulations impacting the import of commodities as well as price fluctuations of certain commodities may also adversely affect the economies of developed market countries. Moreover, issuers in developed market countries may also be adversely impacted by acts of terrorism which may cause uncertainty in the financial markets of developed market countries.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets. Investments in the securities of issuers based in countries with emerging-market economies are subject to greater levels of risk and uncertainty than investments in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting requirements or standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments against non-U.S. companies and non-U.S. persons, including company directors and officers, in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers. In addition, shareholders of emerging market issuers, such as the Fund, often have limited rights and few practical remedies in emerging markets. Finally, the risks associated with investments in emerging markets often are significant, and vary from jurisdiction to jurisdiction and company to company.

Foreign Currency Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Transactions. The Portfolio Fund Managers may engage in foreign currency transactions for a variety of purposes, including to fix in U.S. dollars, between trade and settlement date, the value of a security a Portfolio Fund has agreed to buy or sell, or to hedge the U.S. dollar value of securities the Portfolio Fund already owns, particularly if the Portfolio Fund Manager expects a decrease in the value of the currency in which the foreign security is denominated.

Foreign currency transactions may involve, for example, the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve a Portfolio Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio Fund contracted to receive in the exchange. A Portfolio Fund Manager’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Brexit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Brexit Risk. The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Small Capitalization And Recently Organized Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small Capitalization and Recently Organized Companies. From time to time, a portion of the Portfolio Funds’ assets may be exposed, long and short, to securities of small capitalization companies and recently organized companies. Historically, such securities have been more volatile in price than those of larger capitalized, more established companies. The securities of small capitalization and recently organized companies pose greater investment risks because these companies may have limited product lines, distribution channels and financial and managerial resources. Further, there is often less publicly available information concerning such companies than for larger, more established businesses. The equity securities of small capitalization companies are often traded over the counter or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Portfolio Funds may be required to dispose of such securities over a longer (and potentially less favorable) period of time than is required to dispose of the securities of larger, more established companies.

Purchasing Initial Public Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Purchasing Initial Public Offerings. The Portfolio Funds may purchase securities of companies in initial public offerings (“IPOs”) or shortly thereafter. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. In addition, some companies in IPOs are involved in relatively new industries or lines of business. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreements. Repurchase agreements are transactions in which the Fund or a Portfolio Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Normally, custody of the underlying obligations prior to their repurchase is maintained by the purchaser, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the purchaser and its counterparty. The obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the purchaser may suffer delays, costs and possible losses in connection with the disposition of collateral.

Reverse Repurchase Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Portfolio Fund subject to the fund’s agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.

A reverse repurchase agreement has the same economic effect as borrowing money and therefore gives rise to leverage risk. Reverse repurchase agreements also involve the risk that the buyer of the securities sold might be unable to deliver them when the selling investor seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the seller’s obligation to repurchase the securities, and the seller’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Investments In Undervalued Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Undervalued Securities. The Portfolio Funds may make certain investments in securities that the Portfolio Fund Managers believe to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, the Portfolio Funds may be required to hold such securities for a substantial period of time before realizing their anticipated value and such securities may never appreciate to the level anticipated by the Portfolio Fund Managers. During this period, a portion of a Portfolio Fund’s funds would be committed to the securities purchased, thus possibly preventing the Portfolio Fund from investing in other opportunities. Further, a Portfolio Fund may finance those purchases with borrowed funds and thus have to pay interest on the funds during the waiting period, possibly without realizing any return on the investment.

Quantitative Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Quantitative Investment Risk. To the extent a Portfolio Fund Manager relies on quantitative mathematical models, or machine learning techniques, to manage a Portfolio Fund’s portfolio, investments in the Portfolio Fund are subject to the limitations of the design of the model as well as the risk of potential failure of the Portfolio Fund Manager to construct a portfolio consistent with the model’s outputs. The Portfolio Fund may also be subject to the risks of errors in coding the model and inaccuracies in data supporting the model.

Machine learning techniques used by the Portfolio Fund Manager may be predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for a Portfolio Fund. Furthermore, because predictive models are constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Use Of Financing Arrangements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Financing Arrangements. Portfolio Funds may depend upon the availability of credit to finance their investment strategies. The prime brokers, banks and dealers that may provide financing to Portfolio Funds can apply essentially discretionary margin or other valuation policies and may change those policies. Changes by financing providers to these policies, or the imposition of other credit limitations or restrictions, may result in margin calls, loss of financing, forced liquidation of positions at disadvantageous prices or termination or cross defaults of transactions with the same or other dealers. These adverse effects may be compounded in the event that such limitations or restrictions are imposed suddenly and/or by multiple dealers or counterparties at about the same time.

Lending Portfolio Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lending Portfolio Securities. Portfolio Funds may lend their portfolio securities to brokers, dealers and financial institutions in order to generate income for the Portfolio Fund. In general, these loans will be secured by collateral (consisting of cash, government securities or irrevocable letters of credit) maintained in an amount normally equal to at least 100% of the market value, determined daily, of the loaned securities. Portfolio Funds are entitled to payments equal to the interest and dividends on the loaned security and could receive a premium for lending the securities. Lending portfolio securities would result in income to the Portfolio Fund, but could also involve certain risks in the event of a delay in the return of the securities loaned or the default or insolvency of the borrower.

When Issued And Forward Commitment Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-Issued and Forward Commitment Securities. Some or all of the Portfolio Fund Managers may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. These transactions, if effected by the Fund, will be subject to the Fund’s limitation on indebtedness unless, at the time the transaction is entered into, a segregated account consisting of cash, U.S. Government Securities or liquid securities equal to the value of the when-issued or forward commitment securities is established and maintained. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund Manager on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Credit Risk. Many of the markets in which the Portfolio Fund Managers effect their transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange-based” markets. To the extent a Portfolio Fund enters into swaps or other transactions in derivatives or synthetic instruments, or other over-the-counter transactions, it assumes a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Portfolio Funds are also subject to the risk that counterparties will not settle transactions in accordance with their terms and conditions because of disputes over the terms of the contracts (whether or not bona fide) or because of credit or liquidity problems, which may result in Portfolio Funds suffering losses. Portfolio Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing such Portfolio Fund’s NAV and income level. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where a Portfolio Fund has concentrated its transactions with a single or small group of counterparties. Portfolio Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Portfolio Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the fund.

Portfolio Funds could experience situations with counterparties, banks and other financial institutions that adversely impact the performance of the fund, such as the failure of counterparties to perform their contractual commitments, the financial difficulties, fraud or misrepresentation of brokerage firms, banks or other financial institutions that hold assets of Portfolio Funds, the failure of exchanges and clearinghouses, suspensions of trading, or counterparties holding assets in unregulated rather than regulated accounts.

Real Estate Investment Trust R E I T Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investment Trust (REIT) Risks. The Fund, to the extent it invests in real estate ventures, and certain Portfolio Funds may be subject to risks associated with direct ownership in real property. The value of the Portfolio Funds’ shares is affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. To the extent that a Portfolio Fund invests in real estate securities designated as REITs, if a court were to disregard the limited liability legal structure of a REIT, the Portfolio Fund could be liable for a portion of claims in excess of that REITs assets, such as claims arising from environmental problems. Failure to qualify as a REIT under the Code would increase the REITs tax liability thereby reducing the REIT’s net income available for investment or distribution; additionally, certain preferred tax treatment of distributions would no longer be passed through to investors.

Real Estate Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate-Related Securities Risk. The Fund will not invest in real estate directly, but will invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as REITs or investment vehicles treated similarly as private REITs for tax purposes. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. The value of the Portfolio Fund’s investments may be significantly diminished in the event of a downward turn in real estate market prices.

The Portfolio Funds will also invest in commercial real estate loans, mortgage loans, CMBS, B-Notes, mezzanine loans, and other similar types of investments. Commercial real estate loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. If a Portfolio Fund makes or invests in mortgage loans and there are defaults under those mortgage loans, the Portfolio Fund may not be able to repossess and sell the underlying properties in a timely manner. The resulting time delay could reduce the value of the investment in the defaulted mortgage loans.

Mortgage Backed Securities M B S And Asset Backed Securities A B S [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Backed Securities (“MBS”) and Asset-Backed Securities (“ABS”). The Portfolio Funds may invest in securities that represent an interest in a pool of mortgages and credit card receivables or other types of ABS. The investment characteristics of MBS and ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time.

The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying MBS and ABS often will be led by a variety of factors including the prevailing level of interest rates as well as economic, demographic, tax, social, legal and other factors. Generally, mortgage obligors tend to prepay their mortgages when prevailing mortgage rates fall below the interest rates on their mortgage loans.

The adverse effects of prepayments may impact Portfolio Funds primarily in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Portfolio Fund Managers may have constructed for these investments, if any, resulting in a loss to Portfolio Funds. In particular, prepayments (at par) may limit the potential upside of many MBS to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.

The Portfolio Funds also may invest in structured notes, variable rate MBS and ABS, including adjustable-rate mortgage securities (“ARMs”), which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation (“CMO”) derivatives, whereby the rate of interest payable varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. Investments in subordinated MBS and ABS involve greater risk of default than the senior classes of the issue or series. A Portfolio Fund may also invest in interest-only pass-through securities, which experience greater yield variability relative to changes in prepayments.

Other Asset Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Asset-Backed Securities. The Portfolio Funds may invest in other forms of asset-backed securities, such as such as airplane leases, automobile loans, equipment leases or other forms of receivables. These securities, generally issued by trusts and special purpose entities, are backed by a pool of assets and present certain risks inherent to asset-backed securities and mortgage-backed securities, such as interest rate risk and prepayment risk, as discussed directly above. Additionally, these securities may not have the benefit of any security interest in any underlying collateral that could ensure payment of the receivable. Even when a perfected security interest in the underlying collateral exists, there remains the possibility that recoveries on repossessed collateral may be insufficient to support payments on collateral. These securities also involve the risk of the underlying collateral declining in value. Moreover, federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Sub Prime Mortgage Market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sub-Prime Mortgage Market. Certain real estate markets have gone through periods of substantial declines in prices and demand, most notably in the residential housing market. These periods have included rising delinquency rates in highly leveraged loans to weaker borrowers, specifically in the sub-prime mortgage sector, that have caused rising rates of defaults on loans, resulting in losses for loan originators and certain sub-prime lenders and instability in capital markets associated with securities that are linked to the sub-prime mortgage market.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, have a material adverse effect on the Fund’s investment objective and the Fund’s rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs, if any.

Prior to 2022, interest rates had been at or near historic lows. In 2022 and 2023, the U.S. Federal Reserve began to increase interest rates in an effort to combat inflation, which has resulted in periods of volatility. In a rising interest rate environment, payments under floating rate debt instruments rise and there may be a significant number of issuers of such floating rate debt instruments that are unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	5025 Arlington Centre Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43220
Contact Personnel Name	William A. Leuby

[1]	Acquired Fund Fees and Expenses (“AFFE”) are the expenses indirectly incurred by the Fund as a result of the Fund’s investments in the Portfolio Funds, closed-end investment companies, ETFs and other investment companies during the Fund’s fiscal year ended September 30, 2024. AFFE are based on historic fees and expenses of the Portfolio Funds and the investment companies, which may (and which should be expected to) change substantially over time and, therefore, significantly affect the “Acquired Fund Fees and Expenses” line item. In addition, the Portfolio Funds and investment companies held by the Fund will change, which further impacts the calculation of AFFE. Most Portfolio Fund Managers charge incentive compensation based on a percentage of the appreciation of the applicable Portfolio Fund over a specific performance period. Such percentage typically ranges from 15% to 25% although it is possible that such range may be exceeded for certain Portfolio Fund Managers. AFFE in the future may be substantially higher or lower because the performance fees paid to some Portfolio Fund Managers may fluctuate over time. The amounts charged by the underlying Portfolio Funds and investment companies are not paid to the Adviser and represent the costs incurred indirectly by investing in the Portfolio Funds and investment companies. The “Total Annual Expenses” line item disclosed above differs significantly from the ratio of expenses to average net assets (i.e., the Fund’s expense ratio) that is included in the financial statements in the Fund’s annual report because (a) the Fund’s financial statements depict the Fund’s expenses; and (b) the Fund’s financial statements do not include AFFE.
[2]	Other Expenses are based on actual fees and expenses incurred by the Fund during its fiscal year ended September 30, 2024. “Other Expenses” include, among other things, professional fees and other expenses that the Fund bears, including ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.